UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22001

db-X Exchange-Traded Funds Inc.

(Exact name of registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

November 30, 2014

Semi-Annual Report

db-X Exchange-Traded Funds Inc.

Deutsche X-trackers 2010 Target Date ETF (TDD)

Deutsche X-trackers 2020 Target Date ETF (TDH)

Deutsche X-trackers 2030 Target Date ETF (TDN)

Deutsche X-trackers 2040 Target Date ETF (TDV)

Deutsche X-trackers In-Target Date ETF (TDX)

db-X Exchange-Traded Funds Inc.

To our shareholders:

Dear Shareholder:

I am very pleased to tell you that the db X-trackers exchange-traded funds were renamed Deutsche X-trackers exchange-traded funds effective August 11, 2014, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name – a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of investment capabilities. Your investment in the Deutsche X-trackers exchange-traded funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note the new Web address for the Deutsche X-trackers exchange-traded funds. The former dbxus.com is now deutsche-etfs.com.

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,

s/ Alex Depetris

Alex Depetris

Chairman, President and Chief Executive Officer

db-X Exchange-Traded Funds Inc.

Performance summary (Unaudited)

Deutsche X-trackers 2010 Target Date ETF (TDD)

The Deutsche X-trackers 2010 Target Date ETF (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2010 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 0.87%, compared to an increase of 1.10% for the Zacks 2010 Lifecycle Index and an increase of 0.43% for the Dow Jones Target 2010 Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	2.04%	2.37%	2.43%	4.28%
Five Year	2.86%	2.11%	3.35%	5.42%
Since Inception[1]	1.70%	1.27%	2.06%	4.29%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
Six Months	0.87%	0.52%	1.10%	0.43%
One Year	2.04%	2.37%	2.43%	4.28%
Five Year	15.14%	11.01%	17.93%	30.19%
Since Inception	12.88%	9.48%	15.77%	35.10%

1 Total returns are calculated based on the commencement of operations, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio, as disclosed in the most recent prospectus dated October 1, 2014, was 1.48%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/15.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash sub indexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

Performance summary (Unaudited)

Deutsche X-trackers 2010 Target Date ETF (TDD) (Continued)

Growth of a $10,000 Investment in TDD2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 10/1/07.

Asset Class Breakdown* as of 11/30/14

Domestic Equities	20.1%
International Equities	6.3%
Fixed Income	73.6%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 11/30/14

Top Ten Equity Holdings

Description	% of Net Assets
Apple, Inc.	0.8%
Exxon Mobil Corp.	0.5%
Microsoft Corp.	0.5%
Berkshire Hathaway, Inc., Class B	0.5%
Johnson & Johnson	0.4%
Wal-Mart Stores, Inc.	0.4%
General Electric Co.	0.4%
Wells Fargo & Co.	0.3%
Procter & Gamble (The) Co.	0.3%
Coca-Cola (The) Co.	0.3%

Top Ten Fixed Income Holdings

Description	% of Net Assets
U.S. Treasury Bond/Note 4.125%, 5/15/15	10.1%
U.S. Treasury Bond/Note 2.50%, 3/31/15	7.6%
U.S. Treasury Bond/Note 4.00%, 2/15/15	6.0%
U.S. Treasury Bond/Note 1.25%, 9/30/15	4.4%
U.S. Treasury Bond/Note 1.75%, 7/31/15	4.1%
General Electric Capital Corp. 2.25%, 11/09/15	2.6%
U.S. Treasury Bond/Note 4.25%, 8/15/15	2.4%
Goldman Sachs Group (The), Inc. 3.625%, 2/07/16	2.3%
Westpac Banking Corp. (Australia) 3.00%, 12/09/15	1.5%
Dominion Resources, Inc., Series C 5.15%, 7/15/15	1.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 13.

Sector Breakdown* as of 11/30/14

Government	43.0%
Financial	24.4%
Consumer, Non-cyclical	7.9%
Technology	4.6%
Communications	4.2%
Industrial	4.2%
Utilities	3.5%
Energy	3.2%
Consumer, Cyclical	3.1%
Basic Materials	1.9%
Diversified	0.0%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

Performance summary (Unaudited)

Deutsche X-trackers 2020 Target Date ETF (TDH)

The Deutsche X-trackers 2020 Target Date ETF (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2020 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 1.85%, compared to an increase of 2.20% for the Zacks 2020 Lifecycle Index and 1.24% for the Dow Jones Target 2020 Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	4.55%	10.95%	5.17%	5.61%
Five Year	7.79%	7.93%	8.18%	7.65%
Since Inception[1]	3.36%	3.12%	3.63%	4.14%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
Six Months	1.85%	2.60%	2.20%	1.24%
One Year	4.55%	10.95%	5.17%	5.61%
Five Year	45.50%	46.46%	48.15%	44.60%
Since Inception[1]	26.71%	24.63%	29.12%	33.78%

1 Total returns are calculated based on the commencement of operations, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio, as disclosed in the most recent prospectus dated October 1, 2014, was 1.15%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/15.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

Performance summary (Unaudited)

Deutsche X-trackers 2020 Target Date ETF (TDH) (Continued)

Growth of a $10,000 Investment in TDH2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 10/1/07.

Asset Class Breakdown* as of 11/30/14

Domestic Equities	36.5%
International Equities	12.1%
Fixed Income	51.4%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 11/30/14

Top Ten Equity Holdings

Description	% of Net Assets
Apple, Inc.	1.6%
Exxon Mobil Corp.	0.9%
Microsoft Corp.	0.9%
Berkshire Hathaway, Inc., Class B	0.8%
Wal-Mart Stores, Inc.	0.7%
Johnson & Johnson	0.7%
General Electric Co.	0.6%
Wells Fargo & Co.	0.6%
Procter & Gamble (The) Co.	0.6%
JPMorgan Chase & Co.	0.5%

Top Ten Fixed Income Holdings

Description	% of Net Assets
U.S. Treasury Bond/Note 4.25%, 8/15/15	6.4%
U.S. Treasury Bond/Note 0.375%, 4/30/16	5.2%
U.S. Treasury Bond/Note 0.25%, 7/31/15	5.2%
U.S. Treasury Bond/Note 1.25%, 9/30/15	4.4%
U.S. Treasury Bond/Note 1.875%, 6/30/15	4.2%
U.S. Treasury Bond/Note 0.25%, 11/30/15	2.4%
U.S. Treasury Bond/Note 2.00%, 1/31/16	2.3%
PNC Funding Corp. 5.25%, 11/15/15	1.3%
Goldman Sachs Group (The), Inc. 3.63%, 2/07/16	1.2%
General Electric Capital Corp. MTN 1.00%, 1/08/16	1.0%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 18.

Sector Breakdown* as of 11/30/14

Government	31.7%
Financial	21.8%
Consumer, Non-cyclical	12.3%
Technology	6.7%
Consumer, Cyclical	5.8%
Energy	5.7%
Industrial	5.6%
Communications	4.9%
Basic Materials	3.2%
Utilities	2.2%
Diversified	0.1%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

Performance summary (Unaudited)

Deutsche X-trackers 2030 Target Date ETF (TDN)

The Deutsche X-trackers 2030 Target Date ETF (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2030 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 3.93%, compared to an increase of 4.38% for the Zacks 2030 Lifecycle Index and 2.28% for the Dow Jones Target 2030 Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	10.70%	17.59%	11.31%	7.24%
Five Year	11.80%	12.65%	12.56%	10.24%
Since Inception[1]	4.04%	4.53%	4.54%	4.44%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
Six Months	3.93%	8.80%	4.38%	2.28%
One Year	10.70%	17.59%	11.31%	7.24%
Five Year	74.67%	81.38%	80.71%	62.81%
Since Inception[1]	32.81	37.38%	37.48%	36.55%

1 Total returns are calculated based on the commencement of operations, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio, as disclosed in the most recent prospectus dated October 1, 2014, was 1.11%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/15.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

Performance summary (Unaudited)

Deutsche X-trackers 2030 Target Date ETF (TDN) (Continued)

Growth of a $10,000 Investment in TDN2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 10/01/07.

Asset Class Breakdown* as of 11/30/14

Domestic Equities	55.2%
International Equities	18.0%
Fixed Income	26.8%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 11/30/14

Top Ten Equity Holdings

Description	% of Net Assets
Apple, Inc.	2.3%
Exxon Mobil Corp.	1.4%
Microsoft Corp.	1.3%
Berkshire Hathaway, Inc., Class B	1.3%
Johnson & Johnson	1.1%
Wal-Mart Stores, Inc.	1.0%
Wells Fargo & Co.	1.0%
General Electric Co.	1.0%
Procter & Gamble (The) Co.	0.9%
JPMorgan Chase & Co.	0.7%

Top Ten Fixed Income Holdings

Description	% of Net Assets
United Mexican States, 4.75%, 3/08/44	1.2%
Wal-Mart Stores, Inc., 4.00%, 4/11/43	1.1%
Tennessee Valley Authority, 4.88%, 1/15/48	1.1%
Virginia Electric and Power Co., 4.65%, 8/15/43	0.8%
Consolidated Edison Co. of New York, Inc., 3.95%, 3/01/43	0.8%
Southern California Edison Co., 6.05%, 3/15/39	0.8%
U.S. Treasury Bond, 4.38%, 5/15/41	0.8%
Shell International Finance BV, 6.38%, 12/15/38	0.7%
AT&T, Inc., 5.55%, 8/15/41	0.6%
Deere & Co., 3.90%, 6/09/42	0.6%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 24.

Sector Breakdown* as of 11/30/14

Consumer, Non-cyclical	20.6%
Financial	18.7%
Industrial	10.5%
Technology	10.2%
Communications	8.9%
Consumer, Cyclical	8.7%
Energy	7.1%
Utilities	6.8%
Government	4.4%
Basic Materials	4.0%
Diversified	0.1%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

Performance summary (Unaudited)

Deutsche X-trackers 2040 Target Date ETF (TDV)

The Deutsche X-trackers 2040 Target Date ETF (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2040 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 4.15%, compared to an increase of 4.44% for the Zacks 2040 Lifecycle Index and 3.10% for the Dow Jones Target 2040 Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	9.84%	8.66%	10.24%	8.51%
Five Year	12.69%	12.29%	12.80%	11.98%
Since Inception[1]	4.04%	3.80%	4.12%	4.83%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
Six Months	4.15%	2.05%	4.44%	3.10%
One Year	9.84%	8.66%	10.24%	8.51%
Five Year	81.76%	78.55%	82.63%	76.06%
Since Inception[1]	32.87%	30.66%	33.57%	40.21%

1 Total returns are calculated based on the commencement of operations, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio, as disclosed in the most recent prospectus dated October 1, 2014, was 1.12%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/15.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

Performance summary (Unaudited)

Deutsche X-trackers 2040 Target Date ETF (TDV) (Continued)

Growth of a $10,000 Investment in TDV2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 10/1/07.

Asset Class Breakdown* as of 11/30/14

Domestic Equities	69.3%
International Equities	22.3%
Fixed Income	8.4%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 11/30/14

Top Ten Equity Holdings

Description	% of Net Assets
Apple, Inc.	2.9%
Exxon Mobil Corp.	1.7%
Microsoft Corp.	1.6%
Berkshire Hathaway, Inc., Class B	1.6%
Johnson & Johnson	1.4%
Wal-Mart Stores, Inc.	1.3%
Wells Fargo & Co.	1.2%
General Electric Co.	1.2%
Procter & Gamble (The) Co.	1.1%
JPMorgan Chase & Co.	1.0%

Top Ten Fixed Income Holdings

Description	% of Net Assets
U.S. Treasury Bond/Note 3.75%, 11/15/43	1.4%
U.S. Treasury Bond/Note 4.375%, 11/15/39	0.7%
U.S. Treasury Bond/Note 3.125%, 2/15/42	0.7%
U.S. Treasury Bond/Note 4.375%, 5/15/41	0.6%
U.S. Treasury Bond/Note 4.625%, 2/15/40	0.4%
U.S. Treasury Bond/Note 4.75%, 2/15/41	0.3%
U.S. Treasury Bond/Note 4.375%, 5/15/40	0.3%
AT&T, Inc. 4.35%, 6/15/45	0.2%
Tennessee Valley Authority 4.875%, 1/15/48	0.2%
Wal-Mart Stores, Inc. 4.00%, 4/11/43	0.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 30.

Sector Breakdown* as of 11/30/14

Financial	21.3%
Consumer, Non-cyclical	20.5%
Technology	11.5%
Industrial	9.9%
Consumer, Cyclical	9.2%
Communications	9.0%
Energy	7.1%
Government	4.9%
Basic Materials	3.8%
Utilities	2.7%
Diversified	0.1%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

Performance summary (Unaudited)

Deutsche X-trackers In-Target Date ETF (TDX)

The Deutsche X-trackers In-Target Date ETF (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks In-Target Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the six-month period ended November 30, 2014, the Fund’s net asset value increased 1.16%, compared to an increase of 1.43% for the Zacks In-Target Lifecycle Index and an increase of 0.34% for the Dow Jones Target Today Index.

Performance as of 11/30/14

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	2.88%	5.10%	3.32%	3.85%
Five Year	4.09%	3.97%	4.53%	4.62%
Since Inception[1]	3.53%	3.10%	3.83%	4.62%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
Six Months	1.16%	(1.55)%	1.43%	0.34%
One Year	2.88%	5.10%	3.32%	3.85%
Five Year	22.22%	21.46%	24.78%	25.36%
Since Inception[1]	28.22%	24.44%	30.91%	38.25%

1 Total returns are calculated based on the commencement of operations, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.deutsche-etfs.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio, as disclosed in the most recent prospectus dated October 1, 2014, was 1.41%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/15.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

Performance summary (Unaudited)

Deutsche X-trackers In-Target Date ETF (TDX) (Continued)

Growth of a $10,000 Investment in TDX2 as of 11/30/14

2 Based on Net Asset Value from commencement of operations 10/1/07.

Asset Class Breakdown* as of 11/30/14

Domestic Equities	24.8%
International Equities	7.7%
Fixed Income	67.5%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 11/30/14

Top Ten Equity Holdings

Description	% of Net Assets
Apple, Inc.	1.0%
Exxon Mobil Corp.	0.6%
Microsoft Corp.	0.6%
Berkshire Hathaway, Inc., Class B	0.6%
Wal-Mart Stores, Inc.	0.5%
Johnson & Johnson	0.5%
Wells Fargo & Co.	0.4%
General Electric Co.	0.4%
Procter & Gamble (The) Co.	0.4%
JPMorgan Chase & Co.	0.3%

Top Ten Fixed Income Holdings

Description	% of Net Assets
U.S. Treasury Bond/Note 4.125%, 5/15/15	9.3%
U.S. Treasury Bond/Note 2.50%, 3/31/15	6.7%
U.S. Treasury Bond/Note 4.00%, 2/15/15	5.1%
U.S. Treasury Bond/Note 1.25%, 9/30/15	3.4%
U.S. Treasury Bond/Note 1.75%, 7/31/15	3.2%
U.S. Treasury Bond/Note 2.50%, 4/30/15	3.2%
General Electric Capital Corp. 2.25%, 11/09/15	2.4%
Goldman Sachs Group (The), Inc. 3.625%, 2/07/16	2.1%
U.S. Treasury Bond/Note 2.125%, 5/31/15	1.7%
Westpac Banking Corp. (Australia) 3.00%, 12/09/15	1.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to page 36.

Sector Breakdown* as of 11/30/14

Government	39.4%
Financial	24.5%
Consumer, Non-cyclical	9.1%
Technology	5.1%
Communications	4.7%
Industrial	4.7%
Energy	3.5%
Consumer, Cyclical	3.5%
Utilities	3.4%
Basic Materials	2.1%
Diversified	0.0%

Total	100%

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

Fees and expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. In the most recent six month period each Fund limited these expenses; had they not done so, expenses would have been higher.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six-month period ended November 30, 2014 (June 1, 2014 to November 30, 2014).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Annualized Expense Ratio	Expenses paid During the Period Per $1,000(1)
Deutsche X-trackers 2010 Target Date ETF
Actual	$1,000.00	$1,008.66	0.65%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Deutsche X-trackers 2020 Target Date ETF
Actual	$1,000.00	$1,018.45	0.65%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Deutsche X-trackers 2030 Target Date ETF
Actual	$1,000.00	$1,039.35	0.65%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Deutsche X-trackers 2040 Target Date ETF
Actual	$1,000.00	$1,041.51	0.65%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Deutsche X-trackers In-Target Date ETF
Actual	$1,000.00	$1,011.58	0.65%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29

(1) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 01, 2014 to November 30, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 365.

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2010 Target Date ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 26.3%
Basic Materials — 1.0%
Air Liquide SA (France)	31	$3,901
Anglo American PLC (United Kingdom)	125	2,580
Axiall Corp.	100	4,328
BASF SE (Germany)	91	8,261
BHP Billiton Ltd. (Australia)	308	8,104
BHP Billiton PLC (United Kingdom)	204	4,834
Chemtura Corp.*	100	2,330
Dow Chemical (The) Co.	136	6,619
E.I. du Pont de Nemours & Co.	106	7,568
Freeport-McMoRan, Inc.	100	2,685
Glencore PLC (Switzerland)*	1,270	6,356
KapStone Paper and Packaging Corp.*	100	2,987
Linde AG (Germany)	18	3,397
Monsanto Co.	61	7,315
PolyOne Corp.	100	3,730
Rio Tinto PLC (United Kingdom)	113	5,282
Schnitzer Steel Industries, Inc., Class A	100	2,280
Sherwin-Williams (The) Co.	76	18,608
Syngenta AG (Switzerland)	11	3,624

		104,789

Communications — 2.5%
8x8, Inc.*	300	2,334
Amazon.com, Inc.*	51	17,271
Angie’s List, Inc.*	200	1,188
ARRIS Group, Inc.*	100	2,977
AT&T, Inc.	637	22,537
Bankrate, Inc.*	100	1,169
BT Group PLC (United Kingdom)	709	4,543
Cisco Systems, Inc.	600	16,584
Comcast Corp., Class A	297	16,941
Consolidated Communications Holdings, Inc.	100	2,741
Deutsche Telekom AG (Germany)	290	4,940
DigitalGlobe, Inc.*	200	5,402
Finisar Corp.*	100	1,705
Google, Inc., Class A*	40	21,963
Google, Inc., Class C*	40	21,673
Harmonic, Inc.*	400	2,800
HealthStream, Inc.*	100	2,865
Houghton Mifflin Harcourt Co.*	100	1,922
Perficient, Inc.*	100	1,731
Sinclair Broadcast Group, Inc., Class A	100	2,916
SoftBank Corp. (Japan)	100	6,708
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	268	3,375
Thomson Reuters Corp. (Canada)	96	3,828
Time Warner, Inc.	100	8,512
Twenty-First Century Fox, Inc., Class A	300	11,040
Ubiquiti Networks, Inc.	100	2,890
Verizon Communications, Inc.	464	23,474
Vodafone Group PLC (United Kingdom)	2,389	8,730
Walt Disney (The) Co.	205	18,965
WPP PLC (United Kingdom)	128	2,679
Yelp, Inc.*	100	5,709

	Number of Shares	Value

Communications (Continued)
Zillow, Inc., Class A*	9	$1,065

		253,177

Consumer, Cyclical — 2.6%
AMC Entertainment Holdings, Inc., Class A	100	2,622
American Airlines Group, Inc.	100	4,853
Bayerische Motoren Werke AG (Germany)	35	4,002
Beacon Roofing Supply, Inc.*	100	2,708
Brunswick Corp.	100	4,968
Carnival Corp.	100	4,416
Cie Financiere Richemont SA (Switzerland)	50	4,701
Compass Group PLC (United Kingdom)	168	2,860
CVS Health Corp.	138	12,608
Daimler AG (Germany)	84	7,082
Federal-Mogul Holdings Corp.*	100	1,552
Ford Motor Co.	430	6,764
Group 1 Automotive, Inc.	100	8,951
Hennes & Mauritz AB, Class B (Sweden)	126	5,397
Hilton Worldwide Holdings, Inc.*	100	2,622
Home Depot (The), Inc.	172	17,097
Honda Motor Co. Ltd. (Japan)	131	3,941
Inditex SA (Spain)	130	3,785
JetBlue Airways Corp.*	200	2,926
Kate Spade & Co.*	100	3,203
Kohl’s Corp.	100	5,962
Las Vegas Sands Corp.	100	6,369
Lennar Corp., Class A	200	9,448
LVMH Moet Hennessy Louis Vuitton SA (France)	35	6,289
McDonald’s Corp.	100	9,681
Mitsubishi Corp. (Japan)	100	1,891
Mitsui & Co. Ltd. (Japan)	200	2,759
Mobile Mini, Inc.	100	4,149
NIKE, Inc., Class B	107	10,624
Office Depot, Inc.*	400	2,652
Panasonic Corp. (Japan)	200	2,582
Penske Automotive Group, Inc.	100	4,735
Rite Aid Corp.*	700	3,836
Skechers U.S.A., Inc., Class A*	100	6,141
Spirit Airlines, Inc.*	100	8,269
Standard Pacific Corp.*	200	1,510
Toyota Motor Corp. (Japan)	333	20,516
UniFirst Corp.	44	4,910
Walgreen Co.	103	7,067
Wal-Mart Stores, Inc.	439	38,430

		264,878

Consumer, Non-cyclical — 5.6%
Accuray, Inc.*	300	2,067
Affymetrix, Inc.*	300	2,739
Align Technology, Inc.*	100	5,690
Alnylam Pharmaceuticals, Inc.*	100	10,055
Amgen, Inc.	86	14,217
Anheuser-Busch InBev NV (Belgium)	79	9,279
Anika Therapeutics, Inc.*	100	4,089
AstraZeneca PLC (United Kingdom)	112	8,362

See Notes to Financial Statements.	13

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2010 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Bayer AG (Germany)	74	$11,129
British American Tobacco PLC (United Kingdom)	179	10,609
Cardinal Health, Inc.	271	22,274
Centene Corp.*	50	4,939
Coca-Cola (The) Co.	622	27,884
CoStar Group, Inc.*	30	5,108
CSL Ltd. (Australia)	45	3,162
Darling Ingredients, Inc.*	200	3,720
Diageo PLC (United Kingdom)	238	7,365
Ensign Group (The), Inc.	100	3,942
Foundation Medicine, Inc.*	100	2,362
FTI Consulting, Inc.*	100	3,877
Gilead Sciences, Inc.*	168	16,853
GlaxoSmithKline PLC (United Kingdom)	453	10,508
Haemonetics Corp.*	100	3,693
Humana, Inc.	121	16,694
Impax Laboratories, Inc.*	100	3,195
Imperial Tobacco Group PLC (United Kingdom)	90	4,161
Isis Pharmaceuticals, Inc.*	100	5,179
Johnson & Johnson	369	39,945
Kindred Healthcare, Inc.	100	1,989
LDR Holding Corp.*	100	3,263
Live Nation Entertainment, Inc.*	183	4,904
Magellan Health, Inc.*	107	6,547
MannKind Corp.*	300	1,845
McGraw Hill Financial, Inc.	200	18,692
Medicines (The) Co.*	100	2,681
Merck & Co., Inc.	348	21,019
Molina Healthcare, Inc.*	67	3,425
Mondelez International, Inc., Class A	303	11,878
Nestle SA (Switzerland)	309	23,200
Novartis AG (Switzerland)	232	22,450
Novo Nordisk A/S, Class B (Denmark)	180	8,209
OncoMed Pharmaceuticals, Inc.*	100	2,203
OPKO Health, Inc.*	300	2,514
Orexigen Therapeutics, Inc.*	400	2,316
Owens & Minor, Inc.	100	3,421
Pfizer, Inc.	828	25,792
Philip Morris International, Inc.	200	17,387
Pilgrim’s Pride Corp.*	200	6,460
Procter & Gamble (The) Co.	313	28,304
Raptor Pharmaceutical Corp.*	300	2,886
Reckitt Benckiser Group PLC (United Kingdom)	66	5,418
Roche Holding AG (Switzerland)	63	18,869
SABMiller PLC (United Kingdom)	87	4,843
Sanofi (France)	109	10,553
Seaboard Corp.*	1	3,450
Shire PLC (Ireland)	50	3,559
Takeda Pharmaceutical Co. Ltd. (Japan)	100	4,188
Teva Pharmaceutical Industries Ltd. (Israel)	76	4,325
Tyson Foods, Inc., Class A	100	4,234
Unilever NV (Netherlands)	159	6,476
Unilever PLC (United Kingdom)	125	5,284

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
UnitedHealth Group, Inc.	130	$12,822
Wesfarmers Ltd. (Australia)	101	3,567
Woolworths Ltd. (Australia)	117	3,098

		575,168

Diversified — 0.0%
Hutchison Whampoa Ltd. (Hong Kong)	198	2,482

Energy — 2.0%
Antero Resources Corp.*	200	9,384
BG Group PLC (United Kingdom)	336	4,725
BP PLC (United Kingdom)	2,034	13,350
Chesapeake Energy Corp.	600	12,156
Chevron Corp.	222	24,169
Eni S.p.A. (Italy)	231	4,616
EOG Resources, Inc.	100	8,672
Exxon Mobil Corp.	557	50,432
Forum Energy Technologies, Inc.*	100	2,401
Geospace Technologies Corp.*	100	2,636
ION Geophysical Corp.*	600	1,482
Kodiak Oil & Gas Corp.*	200	1,466
ONEOK, Inc.	200	10,832
Royal Dutch Shell PLC, Class A (United Kingdom)	368	12,258
Royal Dutch Shell PLC, Class B (United Kingdom)	230	7,986
Schlumberger Ltd. (Netherland Antilles)	149	12,807
Statoil ASA (Norway)	111	2,096
Targa Resources Corp.	31	3,538
Total SA (France)	220	12,307
Western Refining, Inc.	100	4,111

		201,424

Financial — 6.1%
AIA Group Ltd. (Hong Kong)	1,032	5,962
Allianz SE (Germany)	40	6,886
American Express Co.	128	11,830
American International Group, Inc.	272	14,906
American Realty Capital Properties, Inc. REIT	600	5,640
American Tower Corp. REIT	45	4,725
AmTrust Financial Services, Inc.	100	5,132
Anworth Mortgage Asset Corp. REIT	500	2,700
Australia & New Zealand Banking Group Ltd. (Australia)	249	6,763
AXA SA (France)	152	3,670
Banco Bilbao Vizcaya Argentaria SA (Spain)	514	5,521
Banco Santander SA (Spain)	1,200	10,817
Bank of America Corp.	1,331	22,680
Bank of the Ozarks, Inc.	100	3,620
Barclays PLC (United Kingdom)	1,684	6,449
Berkshire Hathaway, Inc., Class B*	313	46,539
BNP Paribas SA (France)	88	5,642
Capital Senior Living Corp.*	100	2,545
Charles Schwab (The) Corp.	152	4,305
Chubb (The) Corp.	200	20,609
Citigroup, Inc.	350	18,890

See Notes to Financial Statements.	14

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2010 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Financial (Continued)
CNO Financial Group, Inc.	200	$3,468
Commonwealth Bank of Australia (Australia)	145	9,959
Credit Suisse Group AG (Switzerland)*	128	3,420
Deutsche Bank AG (Germany) (a)	132	4,314
EastGroup Properties, Inc. REIT	100	6,722
Employers Holdings, Inc.	100	2,028
Equity One, Inc. REIT	73	1,769
Equity Residential REIT	300	21,252
First American Financial Corp.	100	3,201
First Financial Bankshares, Inc.	100	3,017
FirstMerit Corp.	100	1,789
FXCM, Inc., Class A	200	3,220
GAMCO Investors, Inc., Class A	100	8,616
Hancock Holding Co.	100	3,271
Hanmi Financial Corp.	100	2,010
Highwoods Properties, Inc. REIT	54	2,331
HSBC Holdings PLC (United Kingdom)	1,776	17,671
ING Groep NV (Netherlands)*	381	5,581
Investors Bancorp, Inc.	274	2,962
JPMorgan Chase & Co.	434	26,109
LaSalle Hotel Properties REIT	50	2,019
Lloyds Banking Group PLC (United Kingdom)*	5,454	6,845
Marsh & McLennan Cos., Inc.	100	5,659
MGIC Investment Corp.*	300	2,793
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,200	6,938
Mizuho Financial Group, Inc. (Japan)	1,913	3,295
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	18	3,708
National Australia Bank Ltd. (Australia)	214	5,936
National Health Investors, Inc. REIT	100	6,628
NewStar Financial, Inc.*	200	2,248
Nordea Bank AB (Sweden)	297	3,710
Northfield Bancorp, Inc.	200	2,818
NorthStar Realty Finance Corp. REIT	300	5,481
PacWest Bancorp	100	4,650
Prospect Capital Corp.	200	1,886
Prosperity Bancshares, Inc.	100	5,618
Prudential PLC (United Kingdom)	232	5,610
Public Storage REIT	20	3,753
Radian Group, Inc.	200	3,410
RAIT Financial Trust REIT	300	2,217
RLJ Lodging Trust REIT	100	3,293
Ryman Hospitality Properties, Inc. REIT	63	3,281
Simon Property Group, Inc. REIT	49	8,859
Springleaf Holdings, Inc.*	100	3,965
Standard Chartered PLC (United Kingdom)	210	3,074
Stifel Financial Corp.*	100	4,853
Strategic Hotels & Resorts, Inc. REIT*	200	2,656
Sumitomo Mitsui Financial Group, Inc. (Japan)	181	6,823
Sun Communities, Inc. REIT	100	5,889
Sunstone Hotel Investors, Inc. REIT	100	1,601
T. Rowe Price Group, Inc.	229	19,115
U.S. Bancorp	216	9,547

	Number of Shares	Value

Financial (Continued)
UBS AG (Switzerland)*	337	$6,069
Umpqua Holdings Corp.	200	3,398
Urstadt Biddle Properties, Inc., Class A REIT	100	2,218
Visa, Inc., Class A	99	25,561
Vornado Realty Trust REIT	140	15,618
Webster Financial Corp.	100	3,147
Wells Fargo & Co.	626	34,104
Western Alliance Bancorp*	100	2,643
Westpac Banking Corp. (Australia)	300	8,309
Weyerhaeuser Co. REIT	400	14,124
Zurich Insurance Group AG (Switzerland)*	13	4,074

		625,984

Industrial — 2.7%
3M Co.	100	16,009
ABB Ltd. (Switzerland)*	219	4,916
Actuant Corp., Class A	100	2,936
Acuity Brands, Inc.	109	15,063
Airbus Group NV (France)	52	3,168
Berry Plastics Group, Inc.*	100	2,894
Boeing (The) Co.	87	11,690
Caterpillar, Inc.	75	7,545
Cognex Corp.*	100	4,071
Deutsche Post AG (Germany)	78	2,591
Eaton Corp. PLC (Ireland)	55	3,731
EMCOR Group, Inc.	100	4,335
Emerson Electric Co.	105	6,694
FedEx Corp.	35	6,236
Fluor Corp.	100	6,199
Generac Holdings, Inc.*	100	4,338
General Dynamics Corp.	40	5,814
General Electric Co.	1,365	36,158
Graphic Packaging Holding Co.*	200	2,490
Griffon Corp.	200	2,490
HEICO Corp.	100	5,301
Hitachi Ltd. (Japan)	400	3,088
Ingersoll-Rand PLC (Ireland)	248	15,639
Koninklijke Philips NV (Netherlands)	90	2,714
LSB Industries, Inc.*	100	3,307
Middleby (The) Corp.*	50	4,782
Mistras Group, Inc.*	100	1,709
Parker-Hannifin Corp.	100	12,903
Ply Gem Holdings, Inc.*	200	2,504
Precision Castparts Corp.	19	4,520
Quanex Building Products Corp.	100	1,978
Rofin-Sinar Technologies, Inc.*	100	2,692
Rolls-Royce Holdings PLC (United Kingdom)*	186	2,448
Sanmina Corp.*	100	2,460
Schneider Electric SE (France)	58	4,731
Siemens AG (Germany)	77	9,111
SunPower Corp.*	100	2,816
Swift Transportation Co.*	100	2,907
TTM Technologies, Inc.*	300	2,028
Union Pacific Corp.	108	12,611
United Parcel Service, Inc., Class B	107	11,762

See Notes to Financial Statements.	15

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2010 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
USG Corp.*	100	$2,881
Vinci SA (France)	48	2,595
Watts Water Technologies, Inc., Class A	100	6,046
Woodward, Inc.	100	5,168

		278,069

Technology — 3.3%
Acxiom Corp.*	100	1,903
Amkor Technology, Inc.*	200	1,338
Apple, Inc.	723	85,986
Applied Materials, Inc.	800	19,240
Aspen Technology, Inc.*	200	7,548
Broadcom Corp., Class A	400	17,252
Brooks Automation, Inc.	200	2,342
Canon, Inc. (Japan)	100	3,202
Convergys Corp.	100	2,085
Dealertrack Technologies, Inc.*	100	4,716
EMC Corp.	242	7,345
Engility Holdings, Inc.*	100	4,205
Fidelity National Information Services, Inc.	245	14,992
Hewlett-Packard Co.	200	7,812
Infoblox, Inc.*	200	3,600
Intel Corp.	603	22,462
International Business Machines Corp.	132	21,406
International Rectifier Corp.*	100	3,988
Intersil Corp., Class A	100	1,311
MAXIMUS, Inc.	100	5,239
Mentor Graphics Corp.	100	2,221
Microsemi Corp.*	67	1,822
Microsoft Corp.	1,020	48,767
Oracle Corp.	644	27,312
PTC, Inc.*	73	2,852
SAP SE (Germany)	110	7,753
SS&C Technologies Holdings, Inc.	100	5,055
SunEdison, Inc.*	200	4,330

		338,084

Utilities — 0.5%
Dominion Resources, Inc.	167	12,116
Duke Energy Corp.	100	8,090
Dynegy, Inc.*	100	3,315
E.ON SE (Germany)	169	2,996
Enel S.p.A. (Italy)	654	3,155
GDF Suez (France)	143	3,523
National Grid PLC (United Kingdom)	327	4,750
PG&E Corp.	300	15,150

		53,095

TOTAL COMMON STOCKS (Cost $2,211,609)		2,697,150

PREFERRED STOCKS — 0.0%
Consumer, Cyclical — 0.0%
Volkswagen AG (Germany)	15	3,454

Industrial — 0.0%
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	16,740	26

TOTAL PREFERRED STOCKS (Cost $2,540)		3,480

	Number of Shares	Value

RIGHTS — 0.0%
Communications — 0.0%
Leap Wireless International, Inc. CVR* (Cost $732)	300	$732

	Principal Amount	Value

CORPORATE BONDS — 31.6%
Basic Materials — 0.9%
Eastman Chemical Co. 3.00%, 12/15/15	$35,000	35,813
PPG Industries, Inc. 1.90%, 1/15/16	51,000	51,630

		87,443

Communications — 1.7%
AT&T, Inc. 0.90%, 2/12/16	23,000	22,987
Cisco Systems, Inc. 5.50%, 2/22/16	70,000	74,247
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, 3/01/16	49,000	50,564
Telefonica Emisiones S.A.U. (Spain) 3.992%, 2/16/16	24,000	24,863

		172,661

Consumer, Cyclical — 0.5%
Home Depot (The), Inc. 5.40%, 3/01/16	47,000	49,821

Consumer, Non-cyclical — 2.2%
Anheuser-Busch InBev Finance, Inc. (Belgium) 0.80%, 1/15/16	51,000	51,171
Bunge Ltd. Finance Corp. 4.10%, 3/15/16	49,000	50,811
Coca-Cola (The) Co. 1.50%, 11/15/15	51,000	51,586
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	72,000	75,043

		228,611

Energy — 1.2%
BP Capital Markets PLC (United Kingdom) 3.20%, 3/11/16	49,000	50,493
Occidental Petroleum Corp. 2.50%, 2/01/16	74,000	75,509

		126,002

Financial — 18.2%
American Express Credit Corp., MTN 1.75%, 6/12/15	51,000	51,359
BB&T Corp. 5.20%, 12/23/15	73,000	76,339
BNP Paribas SA, MTN (France) 3.60%, 2/23/16	73,000	75,459
Canadian Imperial Bank of Commerce (Canada) 2.35%, 12/11/15	75,000	76,418

See Notes to Financial Statements.	16

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2010 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Principal Amount	Value

Financial (Continued)
Citigroup, Inc. 4.75%, 5/19/15	$95,000	$96,831
4.587%, 12/15/15	59,000	61,212
Deutsche Bank AG (Germany) 3.25%, 1/11/16 (a)	50,000	51,369
Fifth Third Bancorp 3.625%, 1/25/16	49,000	50,540
General Electric Capital Corp. 2.25%, 11/09/15	266,000	270,622
Goldman Sachs Group (The), Inc. 3.625%, 2/07/16	232,000	239,309
JPMorgan Chase & Co. 2.60%, 1/15/16	100,000	102,166
KFW (Germany) 2.625%, 2/16/16	12,000	12,343
MetLife, Inc. 5.00%, 6/15/15	144,000	147,382
Morgan Stanley 1.75%, 2/25/16	25,000	25,266
National Australia Bank Ltd. (Australia) 1.60%, 8/07/15	51,000	51,432
PNC Funding Corp. 5.25%, 11/15/15	120,000	124,893
Royal Bank of Scotland (The) PLC (United Kingdom) 4.375%, 3/16/16	48,000	50,062
Simon Property Group LP 5.10%, 6/15/15	99,000	101,446
State Street Corp. 2.875%, 3/07/16	49,000	50,418
Westpac Banking Corp. (Australia) 3.00%, 12/09/15	149,000	152,863

		1,867,729

Government — 1.2%
Corp. Andina de Fomento (Supranational) 3.75%, 1/15/16	24,000	24,862
Inter-American Development Bank (Supranational) 2.25%, 7/15/15	101,000	102,256

		127,118

Industrial — 1.5%
Ryder System, Inc., MTN 3.60%, 3/01/16	24,000	24,791
Thermo Fisher Scientific, Inc. 3.20%, 3/01/16	98,000	100,809
United Technologies Corp. 4.875%, 5/01/15	28,000	28,528

		154,128

Technology — 1.2%
Oracle Corp. 5.25%, 1/15/16	96,000	101,151
Texas Instruments, Inc. 0.45%, 8/03/15	26,000	26,028

		127,179

	Principal Amount	Value

Utilities — 3.0%
Alabama Power Co. 0.55%, 10/15/15	$52,000	$52,064
Constellation Energy Group, Inc. 4.55%, 6/15/15	51,000	52,035
Dominion Resources, Inc., Series C 5.15%, 7/15/15	147,000	151,237
LG&E and KU Energy LLC 2.125%, 11/15/15	25,000	25,247
NextEra Energy Capital Holdings, Inc. 2.60%, 9/01/15	25,000	25,371

		305,954

TOTAL CORPORATE BONDS (Cost $3,247,647)		3,246,646

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS — 40.6%
Federal National Mortgage Association — 0.7%
5.00%, 4/15/15	71,000	72,285

United States Treasury Bonds/Notes — 39.9%
4.00%, 2/15/15	610,000	614,992
2.50%, 3/31/15	771,000	777,189
4.125%, 5/15/15	1,022,000	1,041,162
0.25%, 5/31/15	87,000	87,102
2.125%, 5/31/15	136,000	137,413
1.75%, 7/31/15	421,000	425,638
4.25%, 8/15/15	242,000	249,109
1.25%, 9/30/15	443,000	447,188
4.50%, 11/15/15	36,000	37,491
0.375%, 1/15/16	61,000	61,138
1.00%, 8/31/16	37,000	37,399
0.625%, 12/15/16	107,000	107,259
3.00%, 2/28/17	67,000	70,596

		4,093,676

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,163,362)		4,165,961

SOVEREIGN BOND — 1.0%
Poland Government International Bond (Poland) 3.875%, 7/16/15 (Cost $101,234)	99,000	101,327

TOTAL INVESTMENTS — 99.5% (Cost $9,727,124)		$10,215,296
Other assets less liabilities — 0.5%		53,761

NET ASSETS — 100.0%		$10,269,057

CVR – Contingent Value Rights.

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	17

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2020 Target Date ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 48.2%
Basic Materials — 2.0%
Air Liquide SA (France)	192	$24,161
Anglo American PLC (United Kingdom)	649	13,397
Axiall Corp.	400	17,312
BASF SE (Germany)	464	42,124
BHP Billiton Ltd. (Australia)	1,505	39,597
BHP Billiton PLC (United Kingdom)	1,106	26,207
Chemtura Corp*	300	6,990
Dow Chemical (The) Co.	849	41,321
E.I. du Pont de Nemours & Co.	639	45,625
Freeport-McMoRan, Inc.	712	19,117
Glencore PLC (Switzerland)*	4,866	24,353
KapStone Paper and Packaging Corp.*	400	11,948
Linde AG (Germany)	106	20,002
Monsanto Co.	389	46,644
PolyOne Corp.	500	18,650
Rio Tinto PLC (United Kingdom)	587	27,438
Schnitzer Steel Industries, Inc., Class A	400	9,120
Sensient Technologies Corp.	186	10,965
Sherwin-Williams (The) Co.	410	100,392
Syngenta AG (Switzerland)	51	16,800
U.S. Silica Holdings, Inc.	200	6,284

		568,447

Communications — 4.5%
8x8, Inc.*	1,700	13,226
Amazon.com, Inc.*	260	88,046
Angie’s List, Inc.*	1,200	7,128
ARRIS Group, Inc.*	542	16,135
AT&T, Inc.	3,423	121,106
Bankrate, Inc.*	414	4,840
BT Group PLC (United Kingdom)	4,212	26,988
Cisco Systems, Inc.	3,032	83,805
Comcast Corp., Class A	1,504	85,788
Consolidated Communications Holdings, Inc.	114	3,125
Deutsche Telekom AG (Germany)	1,631	27,785
DigitalGlobe, Inc.*	400	10,804
Finisar Corp.*	383	6,530
Google, Inc., Class A*	200	109,816
Google, Inc., Class C*	210	113,784
Harmonic, Inc.*	2,100	14,700
HealthStream, Inc.*	500	14,325
Houghton Mifflin Harcourt Co.*	500	9,610
Perficient, Inc.*	600	10,386
Sinclair Broadcast Group, Inc., Class A	300	8,748
SoftBank Corp. (Japan)	537	36,020
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	1,678	21,131
Thomson Reuters Corp. (Canada)	599	23,887
Time Warner, Inc.	600	51,072
Twenty-First Century Fox, Inc., Class A	1,500	55,200
Ubiquiti Networks, Inc.	300	8,670
Verizon Communications, Inc.	2,577	130,370
Vodafone Group PLC (United Kingdom)	12,526	45,774
Walt Disney (The) Co.	1,122	103,797
WPP PLC (United Kingdom)	663	13,877

	Number of Shares	Value

Communications (Continued)
Yelp, Inc.*	300	$17,127
Zillow, Inc., Class A*	176	20,831

		1,304,431

Consumer, Cyclical — 4.7%
AMC Entertainment Holdings, Inc., Class A	400	10,488
American Airlines Group, Inc.	400	19,412
Bayerische Motoren Werke AG (Germany)	183	20,923
Beacon Roofing Supply, Inc.*	200	5,416
Brunswick Corp.	500	24,840
Carnival Corp.	400	17,664
Cie Financiere Richemont SA (Switzerland)	285	26,797
Columbia Sportswear Co.	206	9,280
Compass Group PLC (United Kingdom)	979	16,668
CVS Health Corp.	873	79,757
Daimler AG (Germany)	487	41,057
Federal-Mogul Holdings Corp.*	500	7,760
Ford Motor Co.	2,348	36,934
Genesco, Inc.*	100	8,137
Group 1 Automotive, Inc.	100	8,951
Hennes & Mauritz AB, Class B (Sweden)	506	21,674
Hilton Worldwide Holdings, Inc.*	600	15,732
Home Depot (The), Inc.	885	87,969
Honda Motor Co. Ltd. (Japan)	796	23,947
HSN, Inc.	300	21,879
Inditex SA (Spain)	615	17,906
JetBlue Airways Corp.*	1,100	16,093
Kate Spade & Co.*	600	19,218
Kohl’s Corp.	100	5,962
Las Vegas Sands Corp.	500	31,845
Lennar Corp., Class A	800	37,792
LVMH Moet Hennessy Louis Vuitton SA (France)	139	24,975
Macy’s, Inc.	200	12,982
Marriott Vacations Worldwide Corp.	200	14,702
McDonald’s Corp.	700	67,767
Men’s Wearhouse (The), Inc.	161	7,522
Mitsubishi Corp. (Japan)	631	11,933
Mitsui & Co. Ltd. (Japan)	800	11,035
Mobile Mini, Inc.	300	12,447
NIKE, Inc., Class B	582	57,787
Office Depot, Inc.*	2,200	14,586
Panasonic Corp. (Japan)	1,000	12,909
Penske Automotive Group, Inc.	300	14,205
Restoration Hardware Holdings, Inc.*	200	16,894
Rite Aid Corp.*	3,800	20,824
Skechers U.S.A., Inc., Class A*	100	6,141
Spirit Airlines, Inc.*	200	16,538
Standard Pacific Corp.*	1,100	8,305
Tenneco, Inc.*	200	10,870
Tesla Motors, Inc.*	100	24,452
Toyota Motor Corp. (Japan)	1,425	87,795
UniFirst Corp.	100	11,159
Walgreen Co.	642	44,048
Wal-Mart Stores, Inc.	2,310	202,217

		1,346,194

See Notes to Financial Statements.	18

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2020 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical — 10.4%
Accuray, Inc.*	1,500	$10,335
Affymetrix, Inc.*	1,400	12,782
Align Technology, Inc.*	328	18,663
Alnylam Pharmaceuticals, Inc.*	300	30,165
Amgen, Inc.	539	89,102
AmSurg Corp.*	87	4,487
Anheuser-Busch InBev NV (Belgium)	400	46,983
Anika Therapeutics, Inc.*	200	8,178
AstraZeneca PLC (United Kingdom)	603	45,022
Bayer AG (Germany)	418	62,866
British American Tobacco PLC (United Kingdom)	916	54,292
Capella Education Co.	200	13,636
Cardinal Health, Inc.	1,280	105,203
Centene Corp.*	312	30,816
Coca-Cola Bottling Co. Consolidated	200	18,912
Coca-Cola (The) Co.	2,823	126,555
CONMED Corp.	100	4,243
CoStar Group, Inc.*	142	24,177
CSL Ltd. (Australia)	277	19,462
Darling Ingredients, Inc.*	471	8,761
Deluxe Corp.	100	5,845
Diageo PLC (United Kingdom)	1,208	37,380
Ensign Group (The), Inc.	400	15,768
Euronet Worldwide, Inc.*	300	17,421
Foundation Medicine, Inc.*	400	9,448
FTI Consulting, Inc.*	86	3,334
Gilead Sciences, Inc.*	960	96,307
GlaxoSmithKline PLC (United Kingdom)	2,391	55,461
Haemonetics Corp.*	100	3,693
Hain Celestial Group (The), Inc.*	214	24,229
Humana, Inc.	609	84,024
Impax Laboratories, Inc.*	400	12,780
Imperial Tobacco Group PLC (United Kingdom)	466	21,546
Integra LifeSciences Holdings Corp.*	100	4,924
Intercept Pharmaceuticals, Inc.*	100	14,373
Isis Pharmaceuticals, Inc.*	500	25,895
Johnson & Johnson	1,832	198,315
Kellogg Co.	200	13,250
Kindred Healthcare, Inc.	200	3,978
LDR Holding Corp.*	500	16,315
Live Nation Entertainment, Inc.*	836	22,405
Magellan Health, Inc.*	92	5,629
MannKind Corp.*	1,600	9,840
McGraw Hill Financial, Inc.	1,100	102,806
Medicines (The) Co.*	200	5,362
Merck & Co., Inc.	1,812	109,445
Molina Healthcare, Inc.*	150	7,668
Mondelez International, Inc., Class A	1,270	49,783
Nestle SA (Switzerland)	1,601	120,209
Novartis AG (Switzerland)	1,126	108,958
Novo Nordisk A/S, Class B (Denmark)	972	44,330
OncoMed Pharmaceuticals, Inc.*	600	13,218
OPKO Health, Inc.*	1,600	13,408
Orexigen Therapeutics, Inc.*	2,100	12,159
Owens & Minor, Inc.	300	10,263

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Pfizer, Inc.	4,056	$126,344
Philip Morris International, Inc.	1,100	95,623
Pilgrim’s Pride Corp.*	784	25,323
Procter & Gamble (The) Co.	1,800	162,775
Raptor Pharmaceutical Corp.*	1,200	11,544
Reckitt Benckiser Group PLC (United Kingdom)	325	26,677
Roche Holding AG (Switzerland)	338	101,234
SABMiller PLC (United Kingdom)	476	26,499
Sanofi (France)	612	59,251
Seaboard Corp.*	7	24,150
Shire PLC (Ireland)	257	18,293
Spectrum Brands Holdings, Inc.	186	17,106
Takeda Pharmaceutical Co. Ltd. (Japan)	485	20,313
Teva Pharmaceutical Industries Ltd. (Israel)	395	22,477
Tyson Foods, Inc., Class A	200	8,468
Unilever NV (Netherlands)	907	36,942
Unilever PLC (United Kingdom)	712	30,095
UnitedHealth Group, Inc.	563	55,529
WellCare Health Plans, Inc.*	200	14,748
Wesfarmers Ltd. (Australia)	526	18,529
WEX, Inc.*	200	22,616
Woolworths Ltd. (Australia)	604	15,994

		2,974,939

Diversified — 0.0%
Hutchison Whampoa Ltd. (Hong Kong)	1,264	15,842

Energy — 3.6%
Antero Resources Corp.*	1,200	56,304
BG Group PLC (United Kingdom)	1,882	26,463
BP PLC (United Kingdom)	9,318	61,159
Bristow Group, Inc.	150	9,615
Chesapeake Energy Corp.	3,100	62,806
Chevron Corp.	1,200	130,644
Diamondback Energy, Inc.*	200	11,280
Eni S.p.A (Italy)	1,409	28,155
EOG Resources, Inc.	300	26,016
Exxon Mobil Corp.	2,852	258,220
Forum Energy Technologies, Inc.*	300	7,203
Geospace Technologies Corp.*	200	5,272
ION Geophysical Corp.*	3,000	7,410
Kodiak Oil & Gas Corp.*	900	6,597
ONEOK, Inc.	800	43,328
Rosetta Resources, Inc.*	200	5,884
Royal Dutch Shell PLC, Class A (United Kingdom)	1,907	63,522
Royal Dutch Shell PLC, Class B (United Kingdom)	1,192	41,390
Schlumberger Ltd. (Netherland Antilles)	730	62,744
Statoil ASA (Norway)	605	11,427
Targa Resources Corp.	214	24,426
Total SA (France)	1,165	65,174
Western Refining, Inc.	300	12,333

		1,027,372

See Notes to Financial Statements.	19

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2020 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Financial — 11.2%
AIA Group Ltd. (Hong Kong)	6,657	$38,456
Allianz SE (Germany)	209	35,981
American Express Co.	613	56,653
American International Group, Inc.	1,069	58,581
American Realty Capital Properties, Inc. REIT	3,300	31,020
American Tower Corp. REIT	296	31,083
AmTrust Financial Services, Inc.	330	16,936
Anworth Mortgage Asset Corp. REIT	2,400	12,960
Aon PLC (United Kingdom)	200	18,498
Australia & New Zealand Banking Group Ltd. (Australia)	1,355	36,803
AXA SA (France)	947	22,862
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,075	33,029
Banco Santander SA (Spain)	6,153	55,461
Bank of America Corp.	6,648	113,282
Bank of the Ozarks, Inc.	300	10,860
Barclays PLC (United Kingdom)	7,878	30,167
Berkshire Hathaway, Inc., Class B*	1,621	241,026
BNP Paribas SA (France)	556	35,647
Capital Senior Living Corp.*	500	12,725
Charles Schwab (The) Corp.	982	27,810
Chubb (The) Corp.	1,000	103,050
Citigroup, Inc.	1,837	99,143
CNO Financial Group, Inc.	1,100	19,074
Cohen & Steers, Inc.	100	4,327
Commonwealth Bank of Australia (Australia)	787	54,055
Credit Acceptance Corp.*	125	18,719
Credit Suisse Group AG (Switzerland)*	796	21,271
Deutsche Bank AG (Germany) (a)	580	18,957
EastGroup Properties, Inc. REIT	200	13,444
Employers Holdings, Inc.	500	10,140
EPR Properties REIT	300	16,797
Equity One, Inc. REIT	517	12,527
Equity Residential REIT	1,500	106,261
Evercore Partners, Inc., Class A	100	5,050
Financial Engines, Inc.	200	6,536
First American Financial Corp.	600	19,206
First Financial Bankshares, Inc.	400	12,068
FirstMerit Corp.	800	14,312
FXCM, Inc., Class A	900	14,490
GAMCO Investors, Inc., Class A	100	8,616
Hancock Holding Co.	328	10,729
Hanmi Financial Corp.	800	16,080
Highwoods Properties, Inc. REIT	301	12,991
HSBC Holdings PLC (United Kingdom)	9,203	91,569
ING Groep NV (Netherlands)*	2,133	31,244
Investors Bancorp, Inc.	1,372	14,831
JPMorgan Chase & Co.	2,341	140,834
LaSalle Hotel Properties REIT	400	16,148
Lloyds Banking Group PLC (United Kingdom)*	23,572	29,585
MarketAxess Holdings, Inc.	200	13,114
Marsh & McLennan Cos., Inc.	300	16,977
MGIC Investment Corp.*	1,400	13,034

	Number of Shares	Value

Financial (Continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,453	$37,311
Mizuho Financial Group, Inc. (Japan)	11,650	20,068
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	101	20,804
National Australia Bank Ltd. (Australia)	1,116	30,957
National Health Investors, Inc. REIT	200	13,256
NewStar Financial, Inc.*	900	10,116
Nordea Bank AB (Sweden)	1,537	19,201
Northfield Bancorp, Inc.	1,000	14,090
NorthStar Realty Finance Corp. REIT	1,400	25,578
PacWest Bancorp	300	13,950
PRA Group, Inc.*	300	17,556
Prospect Capital Corp.	1,200	11,316
Prosperity Bancshares, Inc.	300	16,854
Prudential PLC (United Kingdom)	1,203	29,088
Public Storage REIT	100	18,763
Radian Group, Inc.	800	13,640
RAIT Financial Trust REIT	1,500	11,085
RLJ Lodging Trust REIT	600	19,758
Ryman Hospitality Properties, Inc. REIT	182	9,479
Simon Property Group, Inc. REIT	228	41,222
Sovran Self Storage, Inc. REIT	167	14,198
Springleaf Holdings, Inc.*	400	15,860
Standard Chartered PLC (United Kingdom)	1,336	19,556
Stifel Financial Corp.*	300	14,559
Strategic Hotels & Resorts, Inc. REIT*	1,100	14,608
Sumitomo Mitsui Financial Group, Inc. (Japan)	605	22,806
Sun Communities, Inc. REIT	200	11,778
Sunstone Hotel Investors, Inc. REIT	700	11,207
T. Rowe Price Group, Inc.	1,205	100,581
U.S. Bancorp	1,084	47,913
UBS AG (Switzerland)*	2,002	36,052
UMB Financial Corp.	100	5,549
Umpqua Holdings Corp.	800	13,592
Urstadt Biddle Properties, Inc., Class A REIT	600	13,308
Visa, Inc., Class A	479	123,673
Vornado Realty Trust REIT	780	87,017
Webster Financial Corp.	500	15,735
Wells Fargo & Co.	3,315	180,600
Western Alliance Bancorp*	300	7,929
Westpac Banking Corp. (Australia)	1,521	42,127
Weyerhaeuser Co. REIT	2,300	81,213
Zurich Insurance Group AG (Switzerland)*	82	25,697

		3,204,669

Industrial — 5.0%
3M Co.	400	64,036
ABB Ltd. (Switzerland)*	1,209	27,139
Actuant Corp., Class A	200	5,872
Acuity Brands, Inc.	217	29,989
Airbus Group NV (France)	324	19,739
Belden, Inc.	100	7,303
Berry Plastics Group, Inc.*	400	11,576
Boeing (The) Co.	563	75,646

See Notes to Financial Statements.	20

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2020 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Caterpillar, Inc.	474	$47,684
CLARCOR, Inc.	100	6,589
Cognex Corp.*	300	12,213
Deutsche Post AG (Germany)	482	16,012
East Japan Railway Co. (Japan)	114	8,544
Eaton Corp. PLC (Ireland)	354	24,012
EMCOR Group, Inc.	256	11,098
Emerson Electric Co.	519	33,086
EnerSys	205	12,450
Esterline Technologies Corp.*	100	11,883
FANUC Corp. (Japan)	154	25,970
FedEx Corp.	181	32,251
FEI Co.	187	16,015
Fluor Corp.	700	43,393
Generac Holdings, Inc.*	300	13,014
General Dynamics Corp.	254	36,921
General Electric Co.	6,835	181,060
Graphic Packaging Holding Co.*	1,470	18,302
Griffon Corp.	1,100	13,695
Haynes International, Inc.	200	8,978
HEICO Corp.	200	10,602
Hitachi Ltd. (Japan)	2,498	19,285
Ingersoll-Rand PLC (Ireland)	1,080	68,105
Koninklijke Philips NV (Netherlands)	508	15,321
LSB Industries, Inc.*	100	3,307
Middleby (The) Corp.*	216	20,658
Mistras Group, Inc.*	500	8,545
Parker-Hannifin Corp.	700	90,322
Ply Gem Holdings, Inc.*	1,200	15,024
Precision Castparts Corp.	100	23,790
Quanex Building Products Corp.	700	13,846
Rofin-Sinar Technologies, Inc.*	500	13,460
Rolls-Royce Holdings PLC (United Kingdom)*	1,028	13,528
Sanmina Corp.*	300	7,380
Schneider Electric SE (France)	303	24,716
Siemens AG (Germany)	437	51,709
SunPower Corp.*	500	14,080
Swift Transportation Co.*	500	14,535
TTM Technologies, Inc.*	1,600	10,816
Union Pacific Corp.	577	67,376
United Parcel Service, Inc., Class B	609	66,940
USG Corp.*	500	14,405
Vinci SA (France)	259	14,001
Watts Water Technologies, Inc., Class A	200	12,092
Woodward, Inc.	228	11,783

		1,440,096

Technology — 5.9%
Acxiom Corp.*	300	5,709
Amkor Technology, Inc.*	900	6,021
Apple, Inc.	3,772	448,604
Applied Materials, Inc.	4,200	101,010
Aspen Technology, Inc.*	400	15,096
athenahealth, Inc.*	114	13,372
Broadcom Corp., Class A	1,900	81,947
Brooks Automation, Inc.	1,200	14,052

	Number of Shares	Value

Technology (Continued)
Canon, Inc. (Japan)	567	$18,157
Computer Programs & Systems, Inc.	300	17,622
Convergys Corp.	442	9,216
Dealertrack Technologies, Inc.*	200	9,432
EMC Corp.	1,483	45,009
Engility Holdings, Inc.*	300	12,615
Entegris, Inc.*	500	6,735
Fidelity National Information Services, Inc.	1,130	69,145
Hewlett-Packard Co.	1,200	46,872
Infoblox, Inc.*	1,000	18,000
Intel Corp.	2,684	99,979
International Business Machines Corp.	696	112,870
International Rectifier Corp.*	300	11,964
Intersil Corp., Class A	500	6,555
MAXIMUS, Inc.	200	10,478
Mentor Graphics Corp.	477	10,594
Microsemi Corp.*	400	10,880
Microsoft Corp.	5,177	247,512
Oracle Corp.	3,018	127,993
PTC, Inc.*	512	20,004
SAP SE (Germany)	448	31,575
SS&C Technologies Holdings, Inc.	400	20,220
SunEdison, Inc.*	900	19,485
SYNNEX Corp.	114	8,144
Syntel, Inc.*	228	10,146
Ultimate Software Group (The), Inc.*	142	20,908

		1,707,921

Utilities — 0.9%
Chesapeake Utilities Corp.	150	6,740
Cleco Corp.	186	9,994
Dominion Resources, Inc.	420	30,471
Duke Energy Corp.	400	32,359
Dynegy, Inc.*	400	13,260
E.ON SE (Germany)	1,076	19,073
Enel S.p.A. (Italy)	3,388	16,346
GDF Suez (France)	742	18,282
National Grid PLC (United Kingdom)	1,785	25,930
NRG Yield, Inc., Class A	200	9,478
PG&E Corp.	1,800	90,900

		272,833

TOTAL COMMON STOCKS (Cost $11,027,291)		13,862,744

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	77	17,732

Industrial — 0.0%
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	92,520	145

TOTAL PREFERRED STOCKS (Cost $16,616)		17,877

RIGHTS — 0.0%
Communications — 0.0%
Leap Wireless International, Inc. CVR* (Cost $1,532)	628	1,532

See Notes to Financial Statements.	21

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2020 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS — 20.6%
Basic Materials — 1.2%
Eastman Chemical Co. 3.00%, 12/15/15	$137,000	$140,184
PPG Industries, Inc. 1.90%, 1/15/16	209,000	211,579

		351,763

Communications — 0.4%
Cisco Systems, Inc. 5.50%, 2/22/16	94,000	99,703

Consumer, Cyclical — 1.0%
Home Depot (The), Inc. 5.40%, 3/01/16	62,000	65,721
PACCAR Financial Corp., MTN 0.70%, 11/16/15	78,000	78,261
Wal-Mart Stores, Inc. 2.80%, 4/15/16	141,000	145,396

		289,378

Consumer, Non-cyclical — 1.9%
Anheuser-Busch InBev Finance, Inc. (Belgium) 0.80%, 1/15/16	65,000	65,218
Bunge Ltd. Finance Corp. 4.10%, 3/15/16	64,000	66,366
Coca-Cola (The) Co. 1.50%, 11/15/15	141,000	142,620
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	64,000	66,705
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/16	63,000	64,526
GlaxoSmithKline Capital, Inc. 0.70%, 3/18/16	74,000	74,163
St Jude Medical, Inc. 2.50%, 1/15/16	64,000	65,205

		544,803

Energy — 2.1%
BP Capital Markets PLC (United Kingdom) 3.20%, 3/11/16	85,000	87,590
Occidental Petroleum Corp. 2.50%, 2/01/16	98,000	99,998
Petrobras International Finance Co. (Brazil) 3.875%, 1/27/16	200,000	201,310
Total Capital International SA (France) 0.75%, 1/25/16	65,000	65,172
TransCanada Pipelines Ltd. (Canada) 0.75%, 1/15/16	144,000	144,035

		598,105

Financial — 10.5%
Bank of America Corp., MTN 1.25%, 1/11/16	79,000	79,336
Bank of Nova Scotia (Canada) 2.90%, 3/29/16	98,000	100,940
BB&T Corp. 5.20%, 12/23/15	119,000	124,443
BNP Paribas SA, MTN (France) 3.60%, 2/23/16	97,000	100,267

	Principal Amount	Value

Financial (Continued)
Canadian Imperial Bank of Commerce (Canada) 2.35%, 12/11/15	$202,000	$205,819
Charles Schwab (The) Corp. 0.85%, 12/04/15	131,000	131,684
Citigroup, Inc. 4.587%, 12/15/15	268,000	278,047
Deutsche Bank AG (Germany) 3.25%, 1/11/16 (a)	66,000	67,807
Fifth Third Bancorp 3.625%, 1/25/16	122,000	125,835
General Electric Capital Corp. 2.25%, 11/09/15	217,000	220,771
General Electric Capital Corp., MTN 1.00%, 1/08/16	288,000	289,738
Goldman Sachs Group (The), Inc. 3.625%, 2/07/16	333,000	343,492
JPMorgan Chase & Co. 2.60%, 1/15/16	33,000	33,715
KFW (Germany) 2.625%, 2/16/16	142,000	146,058
Morgan Stanley 1.75%, 2/25/16	131,000	132,391
ORIX Corp. (Japan) 5.00%, 1/12/16	61,000	63,483
PNC Funding Corp. 5.25%, 11/15/15	357,000	371,557
Westpac Banking Corp. (Australia) 3.00%, 12/09/15	205,000	210,315

		3,025,698

Government — 1.0%
Corp. Andina de Fomento (Supranational) 3.75%, 1/15/16	125,000	129,488
Inter-American Development Bank (Supranational) 2.25%, 7/15/15	144,000	145,791

		275,279

Industrial — 0.6%
Thermo Fisher Scientific, Inc. 3.20%, 3/01/16	169,000	173,845

Technology — 0.7%
Oracle Corp. 5.25%, 1/15/16	119,000	125,385
Texas Instruments, Inc. 0.45%, 8/03/15	89,000	89,096

		214,481

Utilities — 1.2%
Dominion Resources, Inc., Series C 5.15%, 7/15/15	195,000	200,620
LG&E and KU Energy LLC 2.125%, 11/15/15	140,000	141,381

		342,001

TOTAL CORPORATE BONDS (Cost $5,906,904)		5,915,056

See Notes to Financial Statements.	22

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2020 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Principal Amount	Value

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS — 30.3%
Federal Home Loan Mortgage Corporation — 0.1%
1.75%, 9/10/15	$33,000	$33,407

Federal National Mortgage Association — 0.1%
2.375%, 4/11/16	33,000	33,943

United States Treasury Bonds/Notes — 30.1%
1.875%, 6/30/15	1,190,000	1,202,458
0.25%, 7/31/15	1,478,000	1,479,502
4.25%, 8/15/15	1,782,700	1,835,066
1.25%, 9/30/15	1,261,700	1,273,626
0.25%, 11/30/15	686,000	686,750
2.00%, 1/31/16	652,000	665,652
0.375%, 4/30/16	1,481,000	1,484,124

		8,627,178

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Cost $8,680,360)		8,694,528

SOVEREIGN BOND — 0.3%
Poland Government International Bond (Poland) 3.875%, 7/16/2015 (Cost $85,895)	84,000	85,974

TOTAL INVESTMENTS — 99.5% (Cost $25,718,598)		$28,577,711
Other assets less liabilities — 0.5%		149,857

NET ASSETS — 100.0%		$28,727,568

CVR – Contingent Value Rights.

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	23

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2030 Target Date ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 72.7%
Basic Materials — 2.9%
Air Liquide SA (France)	397	$49,958
Anglo American PLC (United Kingdom)	1,426	29,435
Axiall Corp.	600	25,968
BASF SE (Germany)	1,041	94,507
BHP Billiton Ltd. (Australia)	3,551	93,426
BHP Billiton PLC (United Kingdom)	2,275	53,908
Chemtura Corp.*	817	19,036
Dow Chemical (The) Co.	1,756	85,465
E.I. du Pont de Nemours & Co.	1,336	95,390
Freeport-McMoRan, Inc.	1,431	38,422
Glencore PLC (Switzerland)*	10,679	53,445
KapStone Paper and Packaging Corp.*	800	23,896
Linde AG (Germany)	211	39,815
Monsanto Co.	788	94,489
PolyOne Corp.	798	29,765
Rio Tinto PLC (United Kingdom)	1,430	66,843
Schnitzer Steel Industries, Inc., Class A	1,050	23,940
Sensient Technologies Corp.	396	23,344
Sherwin-Williams (The) Co.	900	220,374
Syngenta AG (Switzerland)	105	34,589
U.S. Silica Holdings, Inc.	350	10,997

		1,207,012

Communications — 6.9%
8x8, Inc.*	3,735	29,058
Amazon.com, Inc.*	570	193,025
Angie’s List, Inc.*	2,684	15,943
ARRIS Group, Inc.*	1,292	38,463
AT&T, Inc.	7,517	265,951
Bankrate, Inc.*	889	10,392
BT Group PLC (United Kingdom)	8,647	55,404
Cisco Systems, Inc.	6,555	181,180
Comcast Corp., Class A	3,432	195,761
Consolidated Communications Holdings, Inc.	490	13,431
Deutsche Telekom AG (Germany)	3,276	55,808
DigitalGlobe, Inc.*	699	18,880
Finisar Corp.*	791	13,487
Google, Inc., Class A*	460	252,577
Google, Inc., Class C*	455	246,533
Harmonic, Inc.*	4,668	32,676
HealthStream, Inc.*	1,284	36,787
Houghton Mifflin Harcourt Co.*	1,167	22,430
Perficient, Inc.*	1,401	24,251
Sinclair Broadcast Group, Inc., Class A	817	23,824
SoftBank Corp. (Japan)	1,067	71,571
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,460	43,572
Thomson Reuters Corp. (Canada)	1,239	49,408
Time Warner, Inc.	1,284	109,294
Twenty-First Century Fox, Inc., Class A	3,568	131,302
Ubiquiti Networks, Inc.	817	23,611
Verizon Communications, Inc.	5,612	283,911
Vodafone Group PLC (United Kingdom)	27,487	100,446
Walt Disney (The) Co.	2,570	237,751
WPP PLC (United Kingdom)	1,455	30,455

	Number of Shares	Value

Communications (Continued)
Yelp, Inc.*	700	$39,963
Zillow, Inc., Class A*	350	41,426

		2,888,571

Consumer, Cyclical — 6.9%
AMC Entertainment Holdings, Inc., Class A	817	21,422
American Airlines Group, Inc.	934	45,327
Bayerische Motoren Werke AG (Germany)	379	43,333
Beacon Roofing Supply, Inc.*	467	12,646
Brunswick Corp.	900	44,712
Carnival Corp.	934	41,245
Cie Financiere Richemont SA (Switzerland)	586	55,098
Columbia Sportswear Co.	684	30,814
Compass Group PLC (United Kingdom)	2,019	34,375
CVS Health Corp.	1,818	166,093
Daimler AG (Germany)	1,003	84,559
Federal-Mogul Holdings Corp.*	1,284	19,928
Ford Motor Co.	5,076	79,846
Genesco, Inc.*	200	16,274
Group 1 Automotive, Inc.	200	17,902
Hennes & Mauritz AB, Class B (Sweden)	1,026	43,949
Hilton Worldwide Holdings, Inc.*	1,284	33,666
Home Depot (The), Inc.	1,885	187,369
Honda Motor Co. Ltd. (Japan)	1,822	54,814
HSN, Inc.	498	36,319
Inditex SA (Spain)	1,249	36,365
JetBlue Airways Corp.*	2,451	35,858
Kate Spade & Co.*	1,144	36,642
Kohl’s Corp.	234	13,951
Las Vegas Sands Corp.	1,284	81,778
Lennar Corp., Class A	1,867	88,197
LVMH Moet Hennessy Louis Vuitton SA (France)	286	51,388
Macy’s, Inc.	467	30,313
Marriott Vacations Worldwide Corp.	300	22,053
McDonald’s Corp.	1,517	146,861
Men’s Wearhouse (The), Inc.	495	23,126
Mitsubishi Corp. (Japan)	1,361	25,738
Mitsui & Co. Ltd. (Japan)	1,800	24,828
Mobile Mini, Inc.	399	16,555
NIKE, Inc., Class B	1,169	116,070
Office Depot, Inc.*	4,901	32,494
Panasonic Corp. (Japan)	2,300	29,691
Penske Automotive Group, Inc.	700	33,145
Restoration Hardware Holdings, Inc.*	399	33,704
Rite Aid Corp.*	8,519	46,684
Skechers U.S.A., Inc., Class A*	350	21,494
Spirit Airlines, Inc.*	584	48,291
Standard Pacific Corp.*	2,451	18,505
Tenneco, Inc.*	467	25,381
Tesla Motors, Inc.*	234	57,218
Toyota Motor Corp. (Japan)	2,894	178,299
UniFirst Corp.	200	22,318
Walgreen Co.	1,315	90,222
Wal-Mart Stores, Inc.	4,954	433,673

		2,890,533

See Notes to Financial Statements.	24

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2030 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical — 15.8%
Accuray, Inc.*	3,384	$23,316
Affymetrix, Inc.*	3,151	28,769
Align Technology, Inc.*	692	39,375
Alnylam Pharmaceuticals, Inc.*	817	82,149
Amgen, Inc.	1,040	171,922
AmSurg Corp.*	295	15,213
Anheuser-Busch InBev NV (Belgium)	931	109,352
Anika Therapeutics, Inc.*	467	19,096
AstraZeneca PLC (United Kingdom)	1,410	105,276
Bayer AG (Germany)	935	140,620
British American Tobacco PLC (United Kingdom)	2,011	119,193
Capella Education Co.	467	31,840
Cardinal Health, Inc.	2,891	237,611
Centene Corp.*	557	55,015
Coca-Cola Bottling Co. Consolidated	399	37,729
Coca-Cola (The) Co.	6,227	279,156
CONMED Corp.	234	9,929
CoStar Group, Inc.*	298	50,737
CSL Ltd. (Australia)	566	39,766
Darling Ingredients, Inc.*	1,576	29,314
Deluxe Corp.	350	20,458
Diageo PLC (United Kingdom)	2,776	85,899
Ensign Group (The), Inc.	817	32,206
Euronet Worldwide, Inc.*	399	23,170
Foundation Medicine, Inc.*	934	22,061
FTI Consulting, Inc.*	295	11,437
Gilead Sciences, Inc. *	2,116	212,277
GlaxoSmithKline PLC (United Kingdom)	5,247	121,709
Haemonetics Corp.*	350	12,926
Hain Celestial Group (The), Inc.*	397	44,948
Humana, Inc.	1,347	185,846
Impax Laboratories, Inc.*	600	19,170
Imperial Tobacco Group PLC (United Kingdom)	1,024	47,345
Integra LifeSciences Holdings Corp.*	234	11,522
Intercept Pharmaceuticals, Inc.*	234	33,633
Isis Pharmaceuticals, Inc.*	1,367	70,797
Johnson & Johnson	4,150	449,238
Kellogg Co.	467	30,939
Kindred Healthcare, Inc.	467	9,289
LDR Holding Corp.*	1,167	38,079
Live Nation Entertainment, Inc.*	1,755	47,034
Magellan Health, Inc.*	223	13,645
MannKind Corp.*	3,501	21,531
McGraw Hill Financial, Inc.	2,451	229,070
Medicines (The) Co.*	584	15,657
Merck & Co., Inc.	4,075	246,130
Molina Healthcare, Inc.*	396	20,244
Mondelez International, Inc., Class A	2,579	101,097
Nestle SA (Switzerland)	3,515	263,921
Novartis AG (Switzerland)	2,473	239,302
Novo Nordisk A/S, Class B (Denmark)	2,310	105,353
OncoMed Pharmaceuticals, Inc.*	1,284	28,287
OPKO Health, Inc.*	3,501	29,338
Orexigen Therapeutics, Inc.*	5,582	32,320
Owens & Minor, Inc.	600	20,526

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Pfizer, Inc.	8,814	$274,556
Philip Morris International, Inc.	2,334	202,895
Pilgrim’s Pride Corp.*	1,735	56,041
Procter & Gamble (The) Co.	4,032	364,614
Raptor Pharmaceutical Corp.*	3,516	33,824
Reckitt Benckiser Group PLC (United Kingdom)	770	63,204
Roche Holding AG (Switzerland)	741	221,936
SABMiller PLC (United Kingdom)	1,112	61,905
Sanofi (France)	1,343	130,023
Seaboard Corp.*	15	51,750
Shire PLC (Ireland)	564	40,146
Spectrum Brands Holdings, Inc.	495	45,525
Takeda Pharmaceutical Co. Ltd. (Japan)	937	39,243
Teva Pharmaceutical Industries Ltd. (Israel)	994	56,562
Tyson Foods, Inc., Class A	467	19,773
Unilever NV (Netherlands)	1,851	75,390
Unilever PLC (United Kingdom)	1,459	61,669
UnitedHealth Group, Inc.	1,467	144,690
WellCare Health Plans, Inc.*	399	29,422
Wesfarmers Ltd. (Australia)*	1,155	40,695
WEX, Inc.*	399	45,119
Woolworths Ltd. (Australia)	1,327	35,139

		6,615,903

Diversified — 0.0%
Hutchison Whampoa Ltd. (Hong Kong)	2,174	27,248

Energy — 5.4%
Antero Resources Corp.*	2,567	120,444
BG Group PLC (United Kingdom)	3,848	54,108
BP PLC (United Kingdom)	20,447	134,205
Bristow Group, Inc.	295	18,910
Chesapeake Energy Corp.	6,652	134,770
Chevron Corp.	2,647	288,179
Diamondback Energy, Inc.*	467	26,339
Eni S.p.A (Italy)	2,862	57,189
EOG Resources, Inc.	817	70,850
Exxon Mobil Corp.	6,271	567,776
Forum Energy Technologies, Inc.*	817	19,616
Geospace Technologies Corp.*	584	15,394
ION Geophysical Corp.*	6,769	16,719
Kodiak Oil & Gas Corp.*	2,101	15,400
ONEOK, Inc.	1,751	94,834
Rosetta Resources, Inc.*	467	13,739
Royal Dutch Shell PLC, Class A (United Kingdom)	4,171	138,936
Royal Dutch Shell PLC, Class B (United Kingdom)	2,617	90,871
Schlumberger Ltd. (Netherland Antilles)	1,587	136,403
Statoil ASA (Norway)	1,237	23,363
Targa Resources Corp.	397	45,314
Total SA (France)	2,389	133,648
Western Refining, Inc.	817	33,587

		2,250,594

See Notes to Financial Statements.	25

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2030 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Financial — 16.7%
AIA Group Ltd. (Hong Kong)	11,257	$65,029
Allianz SE (Germany)	508	87,456
American Express Co.	1,574	145,469
American International Group, Inc.	2,265	124,122
American Realty Capital Properties, Inc. REIT	7,352	69,109
American Tower Corp. REIT	602	63,216
AmTrust Financial Services, Inc.	659	33,820
Anworth Mortgage Asset Corp. REIT	5,252	28,361
Aon PLC (United Kingdom)	350	32,371
Australia & New Zealand Banking Group Ltd. (Australia)	3,154	85,665
AXA SA (France)	1,960	47,318
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,753	72,534
Banco Santander SA (Spain)	13,626	122,822
Bank of America Corp.	15,303	260,763
Bank of the Ozarks, Inc.	584	21,141
Barclays PLC (United Kingdom)	19,177	73,434
Berkshire Hathaway, Inc., Class B*	3,593	534,243
BNP Paribas SA (France)	1,138	72,960
Capital Senior Living Corp.*	1,050	26,722
Charles Schwab (The) Corp.	2,021	57,235
Chubb (The) Corp.	2,334	240,519
Citigroup, Inc.	4,317	232,988
CNO Financial Group, Inc.	2,049	35,530
Cohen & Steers, Inc.	350	15,144
Commonwealth Bank of Australia (Australia)	1,825	125,349
Credit Acceptance Corp.*	211	31,597
Credit Suisse Group AG (Switzerland)*	1,584	42,327
Deutsche Bank AG (Germany) (a)	1,450	47,392
EastGroup Properties, Inc. REIT	300	20,166
Employers Holdings, Inc.	1,284	26,039
EPR Properties REIT	399	22,340
Equity One, Inc. REIT	1,081	26,193
Equity Residential REIT	3,151	223,217
Evercore Partners, Inc., Class A	234	11,817
Financial Engines, Inc.	399	13,039
First American Financial Corp.	1,059	33,899
First Financial Bankshares, Inc.	600	18,102
FirstMerit Corp.	1,399	25,028
FXCM, Inc., Class A	1,984	31,942
GAMCO Investors, Inc., Class A	317	27,313
Hancock Holding Co.	693	22,668
Hanmi Financial Corp.	1,299	26,110
Highwoods Properties, Inc. REIT	746	32,197
HSBC Holdings PLC (United Kingdom)	19,908	198,085
ING Groep NV (Netherlands)*	4,346	63,660
Investors Bancorp, Inc.	3,044	32,906
JPMorgan Chase & Co.	5,149	309,764
LaSalle Hotel Properties REIT	950	38,351
Lloyds Banking Group PLC (United Kingdom)*	62,016	77,835
MarketAxess Holdings, Inc.	335	21,966
Marsh & McLennan Cos., Inc.	700	39,613
MGIC Investment Corp.*	3,151	29,336

	Number of Shares	Value

Financial (Continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,270	$76,726
Mizuho Financial Group, Inc. (Japan)	24,168	41,632
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	204	42,020
National Australia Bank Ltd. (Australia)	2,702	74,951
National Health Investors, Inc. REIT	300	19,884
NewStar Financial, Inc.*	2,101	23,615
Nordea Bank AB (Sweden)	3,373	42,137
Northfield Bancorp, Inc.	2,217	31,238
NorthStar Realty Finance Corp. REIT	3,151	57,569
PacWest Bancorp	817	37,990
PRA Group, Inc.*	600	35,112
Prospect Capital Corp.	2,098	19,784
Prosperity Bancshares, Inc.	498	27,978
Prudential PLC (United Kingdom)	2,872	69,445
Public Storage REIT	257	48,221
Radian Group, Inc.	1,751	29,855
RAIT Financial Trust REIT	3,384	25,008
RLJ Lodging Trust REIT	1,116	36,750
Ryman Hospitality Properties, Inc. REIT	460	23,957
Simon Property Group, Inc. REIT	460	83,168
Sovran Self Storage, Inc. REIT	298	25,336
Springleaf Holdings, Inc.*	934	37,033
Standard Chartered PLC (United Kingdom)	2,725	39,887
Stifel Financial Corp.*	600	29,118
Strategic Hotels & Resorts, Inc. REIT*	1,798	23,877
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,428	53,829
Sun Communities, Inc. REIT	300	17,667
Sunstone Hotel Investors, Inc. REIT	1,517	24,287
T. Rowe Price Group, Inc.	2,376	198,325
U.S. Bancorp	2,473	109,307
UBS AG (Switzerland)*	4,171	75,110
UMB Financial Corp.	350	19,421
Umpqua Holdings Corp.	1,867	31,720
Urstadt Biddle Properties, Inc., Class A REIT	1,284	28,479
Visa, Inc., Class A	1,069	276,005
Vornado Realty Trust REIT	1,704	190,098
Webster Financial Corp.	798	25,113
Wells Fargo & Co.	7,549	411,270
Western Alliance Bancorp*	700	18,501
Westpac Banking Corp. (Australia)	3,531	97,797
Weyerhaeuser Co. REIT	5,018	177,186
Zurich Insurance Group AG (Switzerland)*	154	48,260

		6,970,888

Industrial — 7.6%
3M Co.	934	149,524
ABB Ltd. (Switzerland)*	2,461	55,243
Actuant Corp., Class A	584	17,146
Acuity Brands, Inc.	459	63,434
Airbus Group NV (France)	663	40,392
Belden, Inc.	350	25,560
Berry Plastics Group, Inc.*	934	27,030

See Notes to Financial Statements.	26

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2030 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Boeing (The) Co.	1,144	$153,708
Caterpillar, Inc.	980	98,588
CLARCOR, Inc.	350	23,061
Cognex Corp.*	700	28,497
Deutsche Post AG (Germany)	964	32,023
East Japan Railway Co. (Japan)	396	29,678
Eaton Corp. PLC (Ireland)	683	46,328
EMCOR Group, Inc.	594	25,750
Emerson Electric Co.	1,076	68,595
EnerSys	518	31,458
Esterline Technologies Corp.*	234	27,806
FANUC Corp. (Japan)	343	57,843
FedEx Corp.	350	62,363
FEI Co.	397	33,999
Fluor Corp.	1,517	94,039
Generac Holdings, Inc.*	699	30,323
General Dynamics Corp.	526	76,459
General Electric Co.	15,082	399,522
Graphic Packaging Holding Co.*	3,171	39,479
Griffon Corp.	2,451	30,515
Haynes International, Inc.	467	20,964
HEICO Corp.	584	30,958
Hitachi Ltd. (Japan)	5,685	43,889
Ingersoll-Rand PLC (Ireland)	2,341	147,623
Koninklijke Philips NV (Netherlands)	1,041	31,397
LSB Industries, Inc.*	117	3,869
Middleby (The) Corp.*	504	48,202
Mistras Group, Inc.*	1,167	19,944
Parker-Hannifin Corp.	1,401	180,771
Ply Gem Holdings, Inc.*	2,801	35,068
Precision Castparts Corp.	234	55,669
Quanex Building Products Corp.	1,517	30,006
Rofin-Sinar Technologies, Inc.*	1,167	31,416
Rolls-Royce Holdings PLC (United Kingdom)*	2,122	27,925
Sanmina Corp.*	700	17,220
Schneider Electric SE (France)	616	50,248
Siemens AG (Germany)	900	106,495
SunPower Corp.*	1,167	32,863
Swift Transportation Co.*	1,167	33,925
TTM Technologies, Inc.*	3,501	23,667
Union Pacific Corp.	1,297	151,451
United Parcel Service, Inc., Class B	1,453	159,714
USG Corp.*	1,284	36,992
Vinci SA (France)	516	27,895
Watts Water Technologies, Inc., Class A	300	18,138
Woodward, Inc.	594	30,698

		3,165,370

Technology — 9.0%
Acxiom Corp.*	700	13,321
Amkor Technology, Inc.*	1,984	13,273
Apple, Inc.	8,236	979,507
Applied Materials, Inc.	9,336	224,531
Aspen Technology, Inc.*	791	29,852
athenahealth, Inc.*	295	34,603
Broadcom Corp., Class A	4,201	181,189

	Number of Shares	Value

Technology (Continued)
Brooks Automation, Inc.	2,567	$30,060
Canon, Inc. (Japan)	1,225	39,227
Computer Programs & Systems, Inc.	481	28,254
Convergys Corp.	991	20,662
Dealertrack Technologies, Inc.*	467	22,024
EMC Corp.	3,033	92,052
Engility Holdings, Inc.*	700	29,435
Entegris, Inc.*	1,167	15,719
Fidelity National Information Services, Inc.	2,521	154,260
Hewlett-Packard Co.	2,684	104,837
Infoblox, Inc.*	2,334	42,012
Intel Corp.	5,986	222,979
International Business Machines Corp.	1,534	248,769
International Rectifier Corp.*	498	19,860
Intersil Corp., Class A	1,050	13,766
MAXIMUS, Inc.	584	30,596
Mentor Graphics Corp.	1,090	24,209
Microsemi Corp.*	768	20,890
Microsoft Corp.	11,449	547,377
Oracle Corp.	6,693	283,850
PTC, Inc.*	1,043	40,750
SAP SE (Germany)	984	69,351
SS&C Technologies Holdings, Inc.	699	35,334
SunEdison, Inc.*	2,217	47,998
SYNNEX Corp.	295	21,075
Syntel, Inc.*	794	35,333
Ultimate Software Group (The), Inc.*	249	36,663

		3,753,618

Utilities — 1.5%
Chesapeake Utilities Corp.	525	23,588
Cleco Corp.	577	31,002
Dominion Resources, Inc.	851	61,740
Duke Energy Corp.	1,050	84,945
Dynegy, Inc.*	934	30,962
E.ON SE (Germany)	2,104	37,294
Enel S.p.A. (Italy)	7,436	35,876
GDF Suez (France)	1,516	37,353
National Grid PLC (United Kingdom)	4,218	61,274
NRG Yield, Inc., Class A	467	22,131
PG&E Corp.	3,851	194,476

		620,641

TOTAL COMMON STOCKS (Cost $25,225,811)		30,390,378

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	154	35,464

Industrial — 0.0%
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	163,620	256

TOTAL PREFERRED STOCKS (Cost $33,421)		35,720

RIGHTS — 0.0%
Communications — 0.0%
Leap Wireless International, Inc. CVR* (Cost $3,501)	1,435	3,501

See Notes to Financial Statements.	27

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2030 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS — 22.6%
Basic Materials — 1.1%
BHP Billiton Finance USA Ltd. (Australia) 4.125%, 2/24/42	$184,000	$183,732
Dow Chemical (The) Co. 4.375%, 11/15/42	175,000	170,351
Rio Tinto Finance USA PLC (United Kingdom) 4.125%, 8/21/42	93,000	86,202

		440,285

Communications — 1.9%
AT&T, Inc.
5.55%, 8/15/41	231,000	259,019
4.35%, 6/15/45	198,000	188,249
Comcast Corp. 4.75%, 3/01/44	81,000	89,423
Time Warner, Inc. 4.65%, 6/01/44	93,000	94,598
Walt Disney (The) Co., Series E 4.125%, 12/01/41	166,000	175,242

		806,531

Consumer, Cyclical — 1.6%
Home Depot (The), Inc. 5.95%, 4/01/41	99,000	128,155
McDonald’s Corp., MTN 3.70%, 2/15/42	121,000	112,472
Wal-Mart Stores, Inc. 4.00%, 4/11/43	438,000	445,861

		686,488

Consumer, Non-cyclical — 4.7%
AbbVie, Inc. 4.40%, 11/06/42	163,000	162,640
Altria Group, Inc. 4.50%, 5/02/43	163,000	160,586
Anheuser-Busch InBev Worldwide, Inc. 3.75%, 7/15/42	234,000	217,106
Baxter International, Inc. 3.65%, 8/15/42	93,000	86,519
Celgene Corp. 4.625%, 5/15/44	163,000	167,247
Diageo Investment Corp. 4.25%, 5/11/42	166,000	166,166
Medtronic, Inc. 4.50%, 3/15/42	120,000	125,717
Merck & Co., Inc. 4.15%, 5/18/43	163,000	170,724
Novartis Capital Corp. 4.40%, 5/06/44	76,000	82,985
PepsiCo, Inc. 4.00%, 3/05/42	78,000	76,426
Pfizer, Inc. 4.30%, 6/15/43	239,000	247,254
Philip Morris International, Inc. 4.50%, 3/20/42	121,000	124,689
Stryker Corp. 4.375%, 5/15/44	93,000	96,639

	Principal Amount	Value

Consumer, Non-cyclical (Continued)
UnitedHealth Group, Inc. 4.625%, 11/15/41	$57,000	$60,906

		1,945,604

Energy — 1.7%
Apache Corp. 4.75%, 4/15/43	151,000	145,887
Halliburton Co. 4.50%, 11/15/41	38,000	37,830
National Oilwell Varco, Inc. 3.95%, 12/01/42	93,000	88,113
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	210,000	283,821
Statoil ASA (Norway) 5.10%, 8/17/40	142,000	162,854

		718,505

Financial — 1.9%
American Express Co. 4.05%, 12/03/42	140,000	137,498
Berkshire Hathaway Finance Corp. 4.40%, 5/15/42	169,000	175,778
Citigroup, Inc. 4.95%, 11/07/43	193,000	216,278
KFW (Germany) zero coupon, 4/18/36	175,000	91,310
Loews Corp. 4.125%, 5/15/43	175,000	164,695

		785,559

Government — 0.3%
Inter-American Development Bank, Series G, MTN (Supranational) 3.875%, 10/28/41	118,000	126,969

Industrial — 2.9%
Burlington Northern Santa Fe LLC 4.90%, 4/01/44	146,000	160,574
Deere & Co. 3.90%, 6/09/42	256,000	254,133
General Electric Co. 4.50%, 3/11/44	151,000	164,396
Lockheed Martin Corp. 4.07%, 12/15/42	222,000	221,495
Precision Castparts Corp. 3.90%, 1/15/43	93,000	94,553
Union Pacific Corp. 4.75%, 9/15/41	58,000	64,440
United Technologies Corp. 4.50%, 6/01/42	224,000	243,022

		1,202,613

Technology — 1.2%
Apple, Inc. 3.85%, 5/04/43	257,000	250,541
International Business Machines Corp. 4.00%, 6/20/42	222,000	215,366
Microsoft Corp. 4.50%, 10/01/40	40,000	43,379

		509,286

See Notes to Financial Statements.	28

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2030 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Principal Amount	Value

Utilities — 5.3%
Atmos Energy Corp. 5.50%, 6/15/41	$79,000	$97,320
CenterPoint Energy Houston Electric LLC 4.50%, 4/01/44	152,000	165,777
Consolidated Edison Co. of New York, Inc. 3.95%, 3/01/43	339,000	330,906
Dominion Gas Holdings LLC 4.80%, 11/01/43	81,000	87,050
Florida Power & Light Co. 4.125%, 2/01/42	165,000	170,233
Georgia Power Co. 4.30%, 3/15/42	195,000	202,383
Pacific Gas & Electric Co. 4.60%, 6/15/43	210,000	223,393
Puget Sound Energy, Inc. 4.434%, 11/15/41	96,000	103,268
San Diego Gas & Electric Co. 3.95%, 11/15/41	75,000	75,952
Southern California Edison Co. 6.05%, 3/15/39	253,000	328,695
Southern California Gas Co. 5.125%, 11/15/40	78,000	94,494
Virginia Electric and Power Co., Series D 4.65%, 8/15/43	304,000	336,776

		2,216,247

TOTAL CORPORATE BONDS (Cost $9,323,925)		9,438,087

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS — 1.6%
United States Treasury Bonds/Notes — 1.6%
4.50%, 8/15/39	73,300	95,376
4.625%, 2/15/40	109,000	144,612
4.375%, 5/15/41	252,400	326,050
3.625%, 2/15/44	107,700	122,896

		688,934

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Cost $644,954)		688,934

SOVEREIGN BONDS — 2.5%
Israel Government International Bond (Israel) 4.50%, 1/30/2043	80,000	82,500
Tennessee Valley Authority 4.875%, 1/15/2048	373,000	443,510
United Mexican States, MTN (Mexico) 4.75%, 3/8/2044	490,000	508,008

TOTAL SOVEREIGN BONDS (Cost $999,984)		1,034,018

TOTAL INVESTMENTS — 99.5% (Cost $36,231,596)		$41,590,638
Other assets less liabilities — 0.5%		219,517

NET ASSETS — 100.0%		$41,810,155

CVR – Contingent Value Rights.

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	29

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2040 Target Date ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 91.3%
Basic Materials — 3.6%
Air Liquide SA (France)	451	$56,753
Anglo American PLC (United Kingdom)	1,560	32,202
Axiall Corp.	700	30,296
BASF SE (Germany)	1,095	99,409
BHP Billiton Ltd. (Australia)	3,694	97,187
BHP Billiton PLC (United Kingdom)	2,375	56,277
Chemtura Corp.*	900	20,970
Dow Chemical (The) Co.	1,822	88,677
E.I. du Pont de Nemours & Co.	1,575	112,455
Freeport-McMoRan, Inc.	1,516	40,705
Glencore PLC (Switzerland)*	12,724	63,680
KapStone Paper and Packaging Corp.*	1,000	29,870
Linde AG (Germany)	227	42,834
Monsanto Co.	834	100,005
PolyOne Corp.	1,000	37,300
Rio Tinto PLC (United Kingdom)	1,473	68,853
Schnitzer Steel Industries, Inc., Class A	1,100	25,080
Sensient Technologies Corp.	496	29,239
Sherwin-Williams (The) Co.	989	242,167
Syngenta AG (Switzerland)	111	36,565
U.S. Silica Holdings, Inc.	500	15,710

		1,326,234

Communications — 8.6%
8x8, Inc.*	4,200	32,676
Amazon.com, Inc.*	620	209,957
Angie’s List, Inc.*	2,900	17,226
ARRIS Group, Inc.*	1,314	39,118
AT&T, Inc.	8,182	289,479
Bankrate, Inc.*	900	10,521
BT Group PLC (United Kingdom)	9,079	58,173
Cisco Systems, Inc.	7,225	199,699
Comcast Corp., Class A	3,682	210,021
Consolidated Communications Holdings, Inc.	357	9,785
Deutsche Telekom AG (Germany)	3,506	59,726
DigitalGlobe, Inc.*	800	21,608
Finisar Corp.*	814	13,879
Google, Inc., Class A *	501	275,088
Google, Inc., Class C *	490	265,497
Harmonic, Inc.*	5,200	36,400
HealthStream, Inc.*	1,400	40,110
Houghton Mifflin Harcourt Co.*	1,400	26,908
Perficient, Inc.*	1,500	25,965
Sinclair Broadcast Group, Inc., Class A	900	26,244
SoftBank Corp. (Japan)	1,014	68,016
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,576	45,032
Thomson Reuters Corp. (Canada)	1,285	51,243
Time Warner, Inc.	1,400	119,168
Twenty-First Century Fox, Inc., Class A	3,900	143,520
Ubiquiti Networks, Inc.	900	26,010
Verizon Communications, Inc.	6,275	317,452
Vodafone Group PLC (United Kingdom)	32,157	117,512
Walt Disney (The) Co.	2,635	243,764
WPP PLC (United Kingdom)	1,592	33,322

	Number of Shares	Value

Communications (Continued)
Yelp, Inc.*	800	$45,672
Zillow, Inc., Class A*	400	47,344

		3,126,135

Consumer, Cyclical — 8.8%
AMC Entertainment Holdings, Inc., Class A	1,000	26,220
American Airlines Group, Inc.	1,000	48,530
Bayerische Motoren Werke AG (Germany)	393	44,934
Beacon Roofing Supply, Inc.*	500	13,540
Brunswick Corp.	900	44,712
Carnival Corp.	1,000	44,160
Cie Financiere Richemont SA (Switzerland)	610	57,354
Columbia Sportswear Co.	668	30,093
Compass Group PLC (United Kingdom)	2,123	36,146
CVS Health Corp.	1,874	171,208
Daimler AG (Germany)	1,146	96,615
Federal-Mogul Holdings Corp.*	1,400	21,728
Ford Motor Co.	5,907	92,917
Genesco, Inc.*	300	24,411
Group 1 Automotive, Inc.	300	26,853
Hennes & Mauritz AB, Class B (Sweden)	1,092	46,776
Hilton Worldwide Holdings, Inc.*	1,500	39,330
Home Depot (The), Inc.	2,084	207,149
Honda Motor Co. Ltd. (Japan)	1,898	57,101
HSN, Inc.	500	36,465
Inditex SA (Spain)	1,320	38,433
JetBlue Airways Corp.*	2,700	39,501
Kate Spade & Co.*	1,200	38,436
Kohl’s Corp.	300	17,886
Las Vegas Sands Corp.	1,300	82,797
Lennar Corp., Class A	2,100	99,204
LVMH Moet Hennessy Louis Vuitton SA (France)	346	62,169
Macy’s, Inc.	600	38,946
Marriott Vacations Worldwide Corp.	400	29,404
McDonald’s Corp.	1,700	164,577
Men’s Wearhouse (The), Inc.	527	24,621
Mitsubishi Corp. (Japan)	1,493	28,234
Mitsui & Co. Ltd. (Japan)	2,000	27,587
Mobile Mini, Inc.	500	20,745
NIKE, Inc., Class B	1,462	145,163
Office Depot, Inc.*	5,400	35,802
Panasonic Corp. (Japan)	2,600	33,564
Penske Automotive Group, Inc.	800	37,880
Restoration Hardware Holdings, Inc.*	500	42,235
Rite Aid Corp.*	9,300	50,964
Skechers U.S.A., Inc., Class A*	400	24,564
Spirit Airlines, Inc.*	700	57,883
Standard Pacific Corp.*	2,700	20,385
Tenneco, Inc.*	600	32,610
Tesla Motors, Inc.*	200	48,904
Toyota Motor Corp. (Japan)	3,230	198,999
UniFirst Corp.	200	22,318
Walgreen Co.	1,573	107,924
Wal-Mart Stores, Inc.	5,376	470,614

		3,208,591

See Notes to Financial Statements.	30

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2040 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical — 19.8%
Accuray, Inc.*	3,700	$25,493
Affymetrix, Inc.*	3,500	31,955
Align Technology, Inc.*	743	42,277
Alnylam Pharmaceuticals, Inc.*	900	90,495
Amgen, Inc.	1,197	197,876
AmSurg Corp.*	243	12,532
Anheuser-Busch InBev NV (Belgium)	996	116,987
Anika Therapeutics, Inc.*	600	24,534
AstraZeneca PLC (United Kingdom)	1,492	111,399
Bayer AG (Germany)	998	150,095
British American Tobacco PLC (United Kingdom)	2,350	139,286
Capella Education Co.	500	34,090
Cardinal Health, Inc.	3,225	265,063
Centene Corp.*	512	50,570
Coca-Cola Bottling Co. Consolidated	407	38,486
Coca-Cola (The) Co.	6,802	304,934
CONMED Corp.	200	8,486
CoStar Group, Inc.*	364	61,975
CSL Ltd. (Australia)	598	42,015
Darling Ingredients, Inc.*	1,714	31,880
Deluxe Corp.	400	23,380
Diageo PLC (United Kingdom)	2,956	91,469
Ensign Group (The), Inc.	1,000	39,420
Euronet Worldwide, Inc.*	500	29,035
Foundation Medicine, Inc.*	1,100	25,982
FTI Consulting, Inc.*	314	12,174
Gilead Sciences, Inc.*	2,309	231,639
GlaxoSmithKline PLC (United Kingdom)	5,856	135,835
Haemonetics Corp.*	400	14,772
Hain Celestial Group (The), Inc.*	428	48,458
Humana, Inc.	1,470	202,816
Impax Laboratories, Inc.*	800	25,560
Imperial Tobacco Group PLC (United Kingdom)	1,120	51,784
Integra LifeSciences Holdings Corp.*	300	14,772
Intercept Pharmaceuticals, Inc.*	200	28,746
Isis Pharmaceuticals, Inc.*	1,500	77,685
Johnson & Johnson	4,583	496,110
Kellogg Co.	600	39,750
Kindred Healthcare, Inc.	500	9,945
LDR Holding Corp.*	1,300	42,419
Live Nation Entertainment, Inc.*	1,865	49,982
Magellan Health, Inc.*	239	14,624
MannKind Corp.*	3,900	23,985
McGraw Hill Financial, Inc.	2,600	242,996
Medicines (The) Co.*	600	16,086
Merck & Co., Inc.	4,488	271,075
Molina Healthcare, Inc.*	400	20,448
Mondelez International, Inc., Class A	2,723	106,742
Nestle SA (Switzerland)	3,920	294,329
Novartis AG (Switzerland)	2,805	271,428
Novo Nordisk A/S, Class B (Denmark)	2,450	111,738
OncoMed Pharmaceuticals, Inc.*	1,500	33,045
OPKO Health, Inc.*	3,800	31,844
Orexigen Therapeutics, Inc.*	6,100	35,319
Owens & Minor, Inc.	700	23,947

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Pfizer, Inc.	9,662	$300,971
Philip Morris International, Inc.	2,600	226,018
Pilgrim’s Pride Corp.*	1,955	63,147
Procter & Gamble (The) Co.	4,308	389,572
Raptor Pharmaceutical Corp.*	3,800	36,556
Reckitt Benckiser Group PLC (United Kingdom)	813	66,734
Roche Holding AG (Switzerland)	811	242,901
SABMiller PLC (United Kingdom)	1,182	65,802
Sanofi (France)	1,488	144,061
Seaboard Corp.*	11	37,950
Shire PLC (Ireland)	617	43,919
Spectrum Brands Holdings, Inc.	514	47,273
Takeda Pharmaceutical Co. Ltd. (Japan)	941	39,411
Teva Pharmaceutical Industries Ltd. (Israel)	1,039	59,123
Tyson Foods, Inc., Class A	500	21,170
Unilever NV (Netherlands)	1,945	79,219
Unilever PLC (United Kingdom)	1,536	64,924
UnitedHealth Group, Inc.	1,546	152,482
WellCare Health Plans, Inc.*	400	29,496
Wesfarmers Ltd. (Australia)	1,264	44,540
WEX, Inc.*	400	45,232
Woolworths Ltd. (Australia)	1,452	38,449

		7,208,717

Diversified — 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,706	33,916

Energy — 6.9%
Antero Resources Corp.*	2,800	131,376
BG Group PLC (United Kingdom)	4,050	56,948
BP PLC (United Kingdom)	23,256	152,642
Bristow Group, Inc.	343	21,986
Chesapeake Energy Corp.	7,300	147,898
Chevron Corp.	3,007	327,372
Diamondback Energy, Inc.*	500	28,200
Eni S.p.A (Italy)	3,030	60,547
EOG Resources, Inc.	800	69,376
Exxon Mobil Corp.	6,963	630,431
Forum Energy Technologies, Inc.*	900	21,609
Geospace Technologies Corp.*	700	18,452
ION Geophysical Corp.*	7,400	18,278
Kodiak Oil & Gas Corp.*	2,400	17,592
ONEOK, Inc.	2,000	108,320
Rosetta Resources, Inc.*	600	17,652
Royal Dutch Shell PLC, Class A (United Kingdom)	4,404	146,697
Royal Dutch Shell PLC, Class B (United Kingdom)	2,863	99,413
Schlumberger Ltd. (Netherland Antilles)	1,901	163,391
Statoil ASA (Norway)	1,307	24,685
Targa Resources Corp.	428	48,852
Total SA (France)	2,754	154,067
Western Refining, Inc.	900	36,999

		2,502,783

See Notes to Financial Statements.	31

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2040 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Financial — 20.9%
AIA Group Ltd. (Hong Kong)	14,278	$82,480
Allianz SE (Germany)	540	92,965
American Express Co.	1,545	142,789
American International Group, Inc.	2,294	125,711
American Realty Capital Properties, Inc. REIT	8,000	75,200
American Tower Corp. REIT	639	67,101
AmTrust Financial Services, Inc.	770	39,516
Anworth Mortgage Asset Corp. REIT	5,800	31,320
Aon PLC (United Kingdom)	500	46,245
Australia & New Zealand Banking Group Ltd. (Australia)	3,374	91,640
AXA SA (France)	2,044	49,346
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,967	74,832
Banco Santander SA (Spain)	14,929	134,567
Bank of America Corp.	16,597	282,813
Bank of the Ozarks, Inc.	700	25,340
Barclays PLC (United Kingdom)	21,066	80,667
Berkshire Hathaway, Inc., Class B*	4,025	598,477
BNP Paribas SA (France)	1,197	76,743
Capital Senior Living Corp.*	1,200	30,540
Charles Schwab (The) Corp.	2,108	59,699
Chubb (The) Corp.	2,500	257,625
Citigroup, Inc.	4,597	248,100
CNO Financial Group, Inc.	2,200	38,148
Cohen & Steers, Inc.	400	17,308
Commonwealth Bank of Australia (Australia)	1,958	134,484
Credit Acceptance Corp.*	228	34,143
Credit Suisse Group AG (Switzerland)*	1,713	45,775
Deutsche Bank AG (Germany) (a)	1,537	50,236
EastGroup Properties, Inc. REIT	300	20,166
Employers Holdings, Inc.	1,400	28,392
EPR Properties REIT	500	27,995
Equity One, Inc. REIT	1,200	29,076
Equity Residential REIT	3,500	247,940
Evercore Partners, Inc., Class A	300	15,150
Financial Engines, Inc.	500	16,340
First American Financial Corp.	1,100	35,211
First Financial Bankshares, Inc.	600	18,102
FirstMerit Corp.	1,700	30,413
FXCM, Inc., Class A	2,200	35,420
GAMCO Investors, Inc., Class A	200	17,232
Hancock Holding Co.	757	24,761
Hanmi Financial Corp.	1,600	32,160
Highwoods Properties, Inc. REIT	799	34,485
HSBC Holdings PLC (United Kingdom)	21,405	212,981
ING Groep NV (Netherlands)*	4,545	66,575
Investors Bancorp, Inc.	3,348	36,192
JPMorgan Chase & Co.	5,860	352,537
LaSalle Hotel Properties REIT	1,000	40,370
Lloyds Banking Group PLC (United Kingdom)*	67,839	85,143
MarketAxess Holdings, Inc.	356	23,343
Marsh & McLennan Cos., Inc.	800	45,272
MGIC Investment Corp.*	3,500	32,585

	Number of Shares	Value

Financial (Continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,063	$81,311
Mizuho Financial Group, Inc. (Japan)	25,171	43,360
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	218	44,903
National Australia Bank Ltd. (Australia)	2,879	79,861
National Health Investors, Inc. REIT	300	19,884
NewStar Financial, Inc.*	2,400	26,976
Nordea Bank AB (Sweden)	3,690	46,097
Northfield Bancorp, Inc.	2,400	33,816
NorthStar Realty Finance Corp. REIT	3,400	62,118
PacWest Bancorp	900	41,850
PRA Group, Inc.*	600	35,112
Prospect Capital Corp.	2,600	24,518
Prosperity Bancshares, Inc.	600	33,708
Prudential PLC (United Kingdom)	3,051	73,773
Public Storage REIT	280	52,536
Radian Group, Inc.	1,900	32,395
RAIT Financial Trust REIT	3,700	27,343
RLJ Lodging Trust REIT	1,300	42,809
Ryman Hospitality Properties, Inc. REIT	576	29,998
Simon Property Group, Inc. REIT	491	88,773
Sovran Self Storage, Inc. REIT	357	30,352
Springleaf Holdings, Inc.*	1,100	43,615
Standard Chartered PLC (United Kingdom)	2,863	41,907
Stifel Financial Corp.*	700	33,971
Strategic Hotels & Resorts, Inc. REIT *	2,200	29,216
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,501	56,581
Sun Communities, Inc. REIT	400	23,556
Sunstone Hotel Investors, Inc. REIT	1,700	27,217
T. Rowe Price Group, Inc.	2,634	219,859
U.S. Bancorp	2,967	131,141
UBS AG (Switzerland)*	4,281	77,091
UMB Financial Corp.	400	22,196
Umpqua Holdings Corp.	2,000	33,980
Urstadt Biddle Properties, Inc., Class A REIT	1,400	31,052
Visa, Inc., Class A	1,244	321,188
Vornado Realty Trust REIT	1,860	207,502
Webster Financial Corp.	900	28,323
Wells Fargo & Co.	8,190	446,192
Western Alliance Bancorp *	800	21,144
Westpac Banking Corp. (Australia)	3,784	104,804
Weyerhaeuser Co. REIT	5,500	194,205
Zurich Insurance Group AG (Switzerland)*	177	55,468

		7,643,352

Industrial — 9.4%
3M Co.	1,100	176,099
ABB Ltd. (Switzerland)*	2,616	58,723
Actuant Corp., Class A	600	17,616
Acuity Brands, Inc.	466	64,401
Airbus Group NV (France)	702	42,768
Belden, Inc.	400	29,212
Berry Plastics Group, Inc.*	1,100	31,834
Boeing (The) Co.	1,208	162,308

See Notes to Financial Statements.	32

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2040 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Caterpillar, Inc.	1,019	$102,511
CLARCOR, Inc.	400	26,356
Cognex Corp.*	800	32,568
Deutsche Post AG (Germany)	1,036	34,415
East Japan Railway Co. (Japan)	428	32,076
Eaton Corp. PLC (Ireland)	756	51,279
EMCOR Group, Inc.	585	25,360
Emerson Electric Co.	1,115	71,081
EnerSys	533	32,369
Esterline Technologies Corp.*	300	35,649
FANUC Corp. (Japan)	241	40,642
FedEx Corp.	500	89,090
FEI Co.	367	31,430
Fluor Corp.	1,600	99,184
Generac Holdings, Inc.*	700	30,366
General Dynamics Corp.	543	78,930
General Electric Co.	16,700	442,382
Graphic Packaging Holding Co.*	3,298	41,060
Griffon Corp.	2,600	32,370
Haynes International, Inc.	600	26,934
HEICO Corp.	600	31,806
Hitachi Ltd. (Japan)	5,997	46,298
Ingersoll-Rand PLC (Ireland)	2,603	164,145
Koninklijke Philips NV (Netherlands)	1,088	32,814
LSB Industries, Inc.*	200	6,614
Middleby (The) Corp.*	513	49,063
Mistras Group, Inc.*	1,300	22,217
Parker-Hannifin Corp.	1,600	206,449
Ply Gem Holdings, Inc.*	3,100	38,812
Precision Castparts Corp.	200	47,580
Quanex Building Products Corp.	1,700	33,626
Rofin-Sinar Technologies, Inc.*	1,300	34,996
Rolls-Royce Holdings PLC (United Kingdom)*	2,215	29,149
Sanmina Corp.*	700	17,220
Schneider Electric SE (France)	651	53,103
Siemens AG (Germany)	940	111,228
SunPower Corp.*	1,300	36,608
Swift Transportation Co.*	1,300	37,791
TTM Technologies, Inc.*	3,900	26,364
Union Pacific Corp.	1,468	171,418
United Parcel Service, Inc., Class B	1,536	168,837
USG Corp.*	1,400	40,334
Vinci SA (France)	555	30,003
Watts Water Technologies, Inc., Class A	300	18,138
Woodward, Inc.	657	33,954

		3,427,580

Technology — 11.3%
Acxiom Corp.*	700	13,321
Amkor Technology, Inc.*	2,200	14,718
Apple, Inc.	9,036	1,074,650
Applied Materials, Inc.	10,200	245,310
Aspen Technology, Inc.*	857	32,343
athenahealth, Inc.*	328	38,474
Broadcom Corp., Class A	4,600	198,398
Brooks Automation, Inc.	2,900	33,959

	Number of Shares	Value

Technology (Continued)
Canon, Inc. (Japan)	1,342	$42,974
Computer Programs & Systems, Inc.	500	29,370
Convergys Corp.	1,000	20,850
Dealertrack Technologies, Inc.*	500	23,580
EMC Corp.	3,185	96,665
Engility Holdings, Inc.*	800	33,640
Entegris, Inc.*	1,200	16,164
Fidelity National Information Services, Inc.	2,802	171,454
Hewlett-Packard Co.	3,000	117,180
Infoblox, Inc.*	2,600	46,800
Intel Corp.	6,527	243,131
International Business Machines Corp.	1,686	273,419
International Rectifier Corp.*	700	27,916
Intersil Corp., Class A	1,200	15,732
MAXIMUS, Inc.	600	31,434
Mentor Graphics Corp.	1,085	24,098
Microsemi Corp.*	857	23,310
Microsoft Corp.	12,560	600,494
Oracle Corp.	7,437	315,403
PTC, Inc.*	1,105	43,172
SAP SE (Germany)	1,200	84,575
SS&C Technologies Holdings, Inc.	800	40,440
SunEdison, Inc.*	2,400	51,960
SYNNEX Corp.	343	24,504
Syntel, Inc.*	788	35,066
Ultimate Software Group (The), Inc.*	257	37,841

		4,122,345

Utilities — 1.9%
Chesapeake Utilities Corp.	600	26,958
Cleco Corp.	600	32,238
Dominion Resources, Inc.	970	70,374
Duke Energy Corp.	1,100	88,990
Dynegy, Inc.*	1,100	36,465
E.ON SE (Germany)	2,289	40,574
Enel S.p.A. (Italy)	8,135	39,248
GDF Suez (France)	1,602	39,472
National Grid PLC (United Kingdom)	4,448	64,615
NRG Yield, Inc., Class A	600	28,434
PG&E Corp.	4,200	212,099

		679,467

TOTAL COMMON STOCKS (Cost $26,590,516)		33,279,120

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	165	37,998

Industrial — 0.0%
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	199,350	311

TOTAL PREFERRED STOCKS (Cost $35,792)		38,309

RIGHTS — 0.0%
Communications — 0.0%
Leap Wireless International, Inc. CVR* (Cost $3,587)	1,470	3,587

See Notes to Financial Statements.	33

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2040 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS — 3.5%
Basic Materials — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 4.125%, 2/24/42	$5,000	$4,993
Dow Chemical (The) Co. 4.375%, 11/15/42	20,000	19,469
Rio Tinto Finance USA PLC (United Kingdom) 4.125%, 8/21/42	18,000	16,684

		41,146

Communications — 0.4%
AT&T, Inc. 4.35%, 6/15/45	95,000	90,321
Comcast Corp. 4.75%, 3/01/44	10,000	11,040
Time Warner, Inc. 4.65%, 6/01/44	10,000	10,172
Vodafone Group PLC (United Kingdom) 4.375%, 2/19/43	19,000	18,287
Walt Disney (The) Co., Series E 4.125%, 12/01/41	20,000	21,113

		150,933

Consumer, Cyclical — 0.3%
Home Depot (The), Inc. 4.20%, 4/01/43	23,000	23,792
McDonald’s Corp., MTN 3.70%, 2/15/42	17,000	15,802
Wal-Mart Stores, Inc. 4.00%, 4/11/43	60,000	61,077

		100,671

Consumer, Non-cyclical — 0.7%
AbbVie, Inc. 4.40%, 11/06/42	21,000	20,954
Altria Group, Inc. 4.50%, 5/02/43	20,000	19,704
Anheuser-Busch InBev Worldwide, Inc. 3.75%, 7/15/42	15,000	13,917
Baxter International, Inc. 3.65%, 8/15/42	10,000	9,303
Celgene Corp. 4.625%, 5/15/44	20,000	20,521
Diageo Investment Corp. 4.25%, 5/11/42	18,000	18,018
Medtronic, Inc. 4.50%, 3/15/42	20,000	20,953
Merck & Co., Inc. 4.15%, 5/18/43	10,000	10,474
Novartis Capital Corp. 4.40%, 5/06/44	10,000	10,919
PepsiCo, Inc. 4.00%, 3/05/42	5,000	4,899
Pfizer, Inc. 4.30%, 6/15/43	57,000	58,969
Philip Morris International, Inc. 4.50%, 3/20/42	18,000	18,549
Stryker Corp. 4.375%, 5/15/44	10,000	10,391

	Principal Amount	Value

Consumer, Non-cyclical (Continued)
UnitedHealth Group, Inc. 4.625%, 11/15/41	$8,000	$8,548

		246,119

Energy — 0.2%
Apache Corp. 4.75%, 4/15/43	20,000	19,322
Halliburton Co. 4.50%, 11/15/41	5,000	4,978
National Oilwell Varco, Inc. 3.95%, 12/01/42	15,000	14,212
Shell International Finance BV (Netherlands) 4.55%, 8/12/43	15,000	16,417
Statoil ASA (Norway) 5.10%, 8/17/40	23,000	26,378

		81,307

Financial — 0.3%
American Express Co. 4.05%, 12/03/42	15,000	14,732
Berkshire Hathaway Finance Corp. 4.40%, 5/15/42	33,000	34,323
Citigroup, Inc. 4.95%, 11/07/43	20,000	22,412
KFW (Germany)zero coupon, 4/18/36	30,000	15,653
Loews Corp. 4.125%, 5/15/43	20,000	18,822

		105,942

Government — 0.1%
Inter-American Development Bank, Series G, MTN (Supranational) 3.875%, 10/28/41	19,000	20,444

Industrial — 0.4%
Burlington Northern Santa Fe LLC 4.90%, 4/01/44	20,000	21,996
Deere & Co. 3.90%, 6/09/42	20,000	19,854
General Electric Co. 4.50%, 3/11/44	25,000	27,218
Lockheed Martin Corp. 4.07%, 12/15/42	30,000	29,932
Precision Castparts Corp. 3.90%, 1/15/43	10,000	10,167
Union Pacific Corp. 4.75%, 9/15/41	26,000	28,887
United Technologies Corp. 4.50%, 6/01/42	18,000	19,529

		157,583

Technology — 0.2%
Apple, Inc. 3.85%, 5/04/43	37,000	36,070
International Business Machines Corp. 4.00%, 6/20/42	30,000	29,104
Microsoft Corp. 4.50%, 10/01/40	11,000	11,929

		77,103

See Notes to Financial Statements.	34

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers 2040 Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Principal Amount	Value

Utilities — 0.8%
Atmos Energy Corp. 5.50%, 6/15/41	$20,000	$24,638
CenterPoint Energy Houston Electric LLC 4.50%, 4/01/44	20,000	21,813
Consolidated Edison Co. of New York, Inc. 3.95%, 3/01/43	24,000	23,427
Dominion Gas Holdings LLC 4.80%, 11/01/43	10,000	10,747
Florida Power & Light Co. 5.25%, 2/01/41	12,000	14,633
Georgia Power Co. 4.30%, 3/15/42	12,000	12,454
Pacific Gas & Electric Co. 4.60%, 6/15/43	30,000	31,914
Public Service Electric & Gas Co., MTN 3.65%, 9/01/42	23,000	21,829
Puget Sound Energy, Inc. 4.434%, 11/15/41	17,000	18,287
San Diego Gas & Electric Co. 3.95%, 11/15/41	12,000	12,152
Southern California Edison Co. 4.65%, 10/01/43	20,000	22,419
Southern California Gas Co. 5.125%, 11/15/40	12,000	14,538
Southern Power Co. 5.15%, 9/15/41	13,000	14,761
Virginia Electric and Power Co., Series D 4.65%, 8/15/43	45,000	49,852

		293,464

TOTAL CORPORATE BONDS (Cost $1,238,518)		1,274,712

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONSS — 4.5%
United States Treasury Bonds/Notes — 4.5%
4.375%, 11/15/39	205,200	262,447
4.625%, 2/15/40	98,700	130,947
4.375%, 5/15/40	84,800	108,935
4.75%, 2/15/41	84,500	115,125
4.375%, 5/15/41	183,400	236,916
3.125%, 2/15/42	245,100	256,225
3.75%, 11/15/43	450,000	524,602

		1,635,197

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONSS (Cost $1,479,424)		1,635,197

	Principal Amount	Value

SOVEREIGN BONDS — 0.3%
Israel Government International Bond (Israel) 4.50% 1/30/2043	$10,000	$10,313
Tennessee Valley Authority 4.875% 1/15/2048	54,000	64,207
United Mexican States, MTN (Mexico) 4.75% 3/8/2044	47,000	48,727

TOTAL SOVEREIGN BONDS (Cost $111,945)		123,247

TOTAL INVESTMENTS — 99.7% (Cost $29,459,782)		$36,354,172
Other assets less liabilities — 0.3%		106,833

NET ASSETS — 100.0%		$36,461,005

CVR – Contingent Value Rights.

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	35

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers In-Target Date ETF

November 30, 2014 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 32.3%
Basic Materials — 1.3%
Air Liquide SA (France)	47	$5,914
Anglo American PLC (United Kingdom)	180	3,716
BASF SE (Germany)	129	11,711
BHP Billiton Ltd. (Australia)	418	10,997
BHP Billiton PLC (United Kingdom)	274	6,493
Chemtura Corp.*	100	2,330
Dow Chemical (The) Co.	233	11,340
E.I. du Pont de Nemours & Co.	181	12,923
Freeport-McMoRan, Inc.	134	3,598
Glencore PLC (Switzerland)*	1,351	6,761
KapStone Paper and Packaging Corp.*	100	2,987
Linde AG (Germany)	29	5,472
Monsanto Co.	100	11,991
PolyOne Corp.	100	3,730
Rio Tinto PLC (United Kingdom)	163	7,619
Schnitzer Steel Industries, Inc., Class A	100	2,280
Sensient Technologies Corp.	100	5,895
Sherwin-Williams (The) Co.	117	28,650
Syngenta AG (Switzerland)	13	4,282
U.S. Silica Holdings, Inc.	100	3,142

		151,831

Communications — 3.1%
8x8, Inc.*	500	3,890
Amazon.com, Inc.*	76	25,737
Angie’s List, Inc.*	400	2,376
ARRIS Group, Inc.*	200	5,954
AT&T, Inc.	993	35,133
Bankrate, Inc.*	100	1,169
BT Group PLC (United Kingdom)	1,213	7,772
Cisco Systems, Inc.	828	22,886
Comcast Corp., Class A	407	23,215
Deutsche Telekom AG (Germany)	442	7,530
Finisar Corp.*	100	1,705
Google, Inc., Class A *	56	30,748
Google, Inc., Class C *	60	32,510
Harmonic, Inc.*	800	5,600
HealthStream, Inc.*	200	5,730
Houghton Mifflin Harcourt Co.*	200	3,844
Perficient, Inc.*	200	3,462
Sinclair Broadcast Group, Inc., Class A	100	2,916
SoftBank Corp. (Japan)	100	6,708
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	456	5,742
Thomson Reuters Corp. (Canada)	64	2,552
Time Warner, Inc.	200	17,024
Twenty-First Century Fox, Inc., Class A	500	18,400
Ubiquiti Networks, Inc.	100	2,890
Verizon Communications, Inc.	670	33,895
Vodafone Group PLC (United Kingdom)	3,478	12,709
Walt Disney (The) Co.	350	32,379
WPP PLC (United Kingdom)	184	3,851
Yelp, Inc.*	100	5,709
Zillow, Inc., Class A *	50	5,918

		369,954

	Number of Shares	Value

Consumer, Cyclical — 3.0%
AMC Entertainment Holdings, Inc., Class A	100	$2,622
American Airlines Group, Inc.	100	4,853
Bayerische Motoren Werke AG (Germany)	46	5,259
Beacon Roofing Supply, Inc.*	100	2,708
Brunswick Corp.	100	4,968
Carnival Corp.	100	4,416
Cie Financiere Richemont SA (Switzerland)	66	6,206
Columbia Sportswear Co.	46	2,072
Compass Group PLC (United Kingdom)	221	3,763
CVS Health Corp.	235	21,469
Daimler AG (Germany)	137	11,550
Federal-Mogul Holdings Corp.*	200	3,104
Ford Motor Co.	634	9,973
Hennes & Mauritz AB, Class B (Sweden)	103	4,412
Hilton Worldwide Holdings, Inc.*	200	5,244
Home Depot (The), Inc.	195	19,383
Honda Motor Co. Ltd. (Japan)	172	5,175
HSN, Inc.	100	7,293
Inditex SA (Spain)	150	4,367
JetBlue Airways Corp.*	300	4,389
Kate Spade & Co.*	100	3,203
Las Vegas Sands Corp.	200	12,738
Lennar Corp., Class A	200	9,448
LVMH Moet Hennessy Louis Vuitton SA (France)	37	6,648
Macy’s, Inc.	100	6,491
McDonald’s Corp.	200	19,362
Men’s Wearhouse (The), Inc.	75	3,504
Mitsubishi Corp. (Japan)	166	3,139
Mitsui & Co. Ltd. (Japan)	200	2,759
Mobile Mini, Inc.	100	4,149
NIKE, Inc., Class B	200	19,858
Office Depot, Inc.*	700	4,641
Panasonic Corp. (Japan)	300	3,873
Penske Automotive Group, Inc.	100	4,735
Rite Aid Corp.*	1,100	6,028
Skechers U.S.A., Inc., Class A *	100	6,141
Spirit Airlines, Inc.*	100	8,269
Standard Pacific Corp.*	300	2,265
Tenneco, Inc.*	100	5,435
Toyota Motor Corp. (Japan)	320	19,715
Walgreen Co.	176	12,075
Wal-Mart Stores, Inc.	652	57,075

		354,777

Consumer, Non-cyclical — 7.0%
Accuray, Inc.*	400	2,756
Affymetrix, Inc.*	400	3,652
Align Technology, Inc.*	80	4,552
Alnylam Pharmaceuticals, Inc.*	100	10,055
Amgen, Inc.	147	24,301
Anheuser-Busch InBev NV (Belgium)	111	13,038
Anika Therapeutics, Inc.*	100	4,089
AstraZeneca PLC (United Kingdom)	168	12,544
Bayer AG (Germany)	116	17,446
British American Tobacco PLC (United Kingdom)	255	15,114

See Notes to Financial Statements.	36

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers In-Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Capella Education Co.	100	$6,818
Cardinal Health, Inc.	392	32,219
Centene Corp.*	100	9,877
Coca-Cola (The) Co.	792	35,505
CoStar Group, Inc.*	37	6,300
CSL Ltd. (Australia)	59	4,145
Darling Ingredients, Inc.*	200	3,720
Deluxe Corp.	100	5,845
Diageo PLC (United Kingdom)	301	9,314
Ensign Group (The), Inc.	100	3,942
Euronet Worldwide, Inc.*	100	5,807
Foundation Medicine, Inc.*	100	2,362
Gilead Sciences, Inc.*	287	28,792
GlaxoSmithKline PLC (United Kingdom)	664	15,402
Haemonetics Corp.*	100	3,693
Hain Celestial Group (The), Inc.*	100	11,322
Humana, Inc.	168	23,179
Impax Laboratories, Inc.*	100	3,195
Imperial Tobacco Group PLC (United Kingdom)	130	6,011
Intercept Pharmaceuticals, Inc.*	30	4,312
Isis Pharmaceuticals, Inc.*	200	10,358
Johnson & Johnson	506	54,774
Kellogg Co.	100	6,625
Kindred Healthcare, Inc.	100	1,989
LDR Holding Corp.*	200	6,526
Live Nation Entertainment, Inc.*	200	5,360
MannKind Corp.*	500	3,075
McGraw Hill Financial, Inc.	300	28,038
Medicines (The) Co.*	100	2,681
Merck & Co., Inc.	495	29,898
Mondelez International, Inc., Class A	346	13,563
Nestle SA (Switzerland)	445	33,413
Novartis AG (Switzerland)	313	30,288
Novo Nordisk A/S, Class B (Denmark)	270	12,314
OncoMed Pharmaceuticals, Inc.*	200	4,406
OPKO Health, Inc.*	400	3,352
Orexigen Therapeutics, Inc.*	700	4,053
Pfizer, Inc.	1,125	35,043
Philip Morris International, Inc.	300	26,079
Pilgrim’s Pride Corp.*	200	6,460
Procter & Gamble (The) Co.	540	48,833
Raptor Pharmaceutical Corp.*	400	3,848
Reckitt Benckiser Group PLC (United Kingdom)	88	7,223
Roche Holding AG (Switzerland)	94	28,154
SABMiller PLC (United Kingdom)	131	7,293
Sanofi (France)	170	16,459
Seaboard Corp.*	1	3,450
Shire PLC (Ireland)	71	5,054
Spectrum Brands Holdings, Inc.	100	9,197
Takeda Pharmaceutical Co. Ltd. (Japan)	7	293
Teva Pharmaceutical Industries Ltd. (Israel)	104	5,918
Tyson Foods, Inc., Class A	100	4,234
Unilever NV (Netherlands)	217	8,838
Unilever PLC (United Kingdom)	150	6,340

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
UnitedHealth Group, Inc.	199	$19,627
Wesfarmers Ltd. (Australia)	146	5,161
Woolworths Ltd. (Australia)	168	4,449

		831,973

Diversified — 0.0%
Hutchison Whampoa Ltd. (Hong Kong)	338	4,236

Energy — 2.4%
Antero Resources Corp.*	300	14,076
BG Group PLC (United Kingdom)	490	6,890
BP PLC (United Kingdom)	2,587	16,980
Chesapeake Energy Corp.	800	16,208
Chevron Corp.	345	37,560
Diamondback Energy, Inc.*	100	5,640
Eni S.p.A. (Italy)	357	7,134
EOG Resources, Inc.	100	8,672
Exxon Mobil Corp.	797	72,160
Forum Energy Technologies, Inc.*	100	2,401
Geospace Technologies Corp.*	100	2,636
ION Geophysical Corp.*	900	2,223
Kodiak Oil & Gas Corp.*	300	2,199
ONEOK, Inc.	200	10,832
Rosetta Resources, Inc.*	100	2,942
Royal Dutch Shell PLC, Class A (United Kingdom)	526	17,521
Royal Dutch Shell PLC, Class B (United Kingdom)	331	11,493
Schlumberger Ltd. (Netherland Antilles)	215	18,479
Statoil ASA (Norway)	142	2,682
Targa Resources Corp.	40	4,566
Total SA (France)	303	16,951
Western Refining, Inc.	100	4,111

		284,356

Financial — 7.4%
AIA Group Ltd. (Hong Kong)	1,760	10,167
Allianz SE (Germany)	57	9,813
American Express Co.	219	20,239
American International Group, Inc.	294	16,111
American Realty Capital Properties, Inc. REIT	1,000	9,400
American Tower Corp. REIT	76	7,981
AmTrust Financial Services, Inc.	10	513
Anworth Mortgage Asset Corp. REIT	700	3,780
Aon PLC (United Kingdom)	100	9,249
Australia & New Zealand Banking Group Ltd. (Australia)	376	10,212
AXA SA (France)	210	5,070
Banco Bilbao Vizcaya Argentaria SA (Spain)	875	9,398
Banco Santander SA (Spain)	1,727	15,567
Bank of America Corp.	1,902	32,410
Bank of the Ozarks, Inc.	100	3,620
Barclays PLC (United Kingdom)	2,422	9,274
Berkshire Hathaway, Inc., Class B *	448	66,614
BNP Paribas SA (France)	151	9,681
Capital Senior Living Corp.*	100	2,545

See Notes to Financial Statements.	37

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers In-Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Financial (Continued)
Charles Schwab (The) Corp.	259	$7,335
Chubb (The) Corp.	300	30,915
Citigroup, Inc.	597	32,220
CNO Financial Group, Inc.	200	3,468
Commonwealth Bank of Australia (Australia)	219	15,042
Credit Acceptance Corp.*	50	7,488
Credit Suisse Group AG (Switzerland)*	218	5,825
Deutsche Bank AG (Germany) (a)	189	6,177
Employers Holdings, Inc.	200	4,056
EPR Properties REIT	100	5,599
Equity One, Inc. REIT	154	3,731
Equity Residential REIT	400	28,336
Financial Engines, Inc.	100	3,268
First American Financial Corp.	100	3,201
First Financial Bankshares, Inc.	100	3,017
FirstMerit Corp.	200	3,578
FXCM, Inc., Class A	300	4,830
Hanmi Financial Corp.	200	4,020
Highwoods Properties, Inc. REIT	97	4,187
HSBC Holdings PLC (United Kingdom)	2,555	25,423
ING Groep NV (Netherlands)*	484	7,090
Investors Bancorp, Inc.	396	4,281
JPMorgan Chase & Co.	646	38,863
LaSalle Hotel Properties REIT	100	4,037
Lloyds Banking Group PLC (United Kingdom)*	7,847	9,849
MarketAxess Holdings, Inc.	45	2,951
Marsh & McLennan Cos., Inc.	100	5,659
MGIC Investment Corp.*	400	3,724
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,692	9,783
Mizuho Financial Group, Inc. (Japan)	3,027	5,214
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	24	4,943
National Australia Bank Ltd. (Australia)	310	8,599
NewStar Financial, Inc.*	300	3,372
Nordea Bank AB (Sweden)	427	5,334
Northfield Bancorp, Inc.	300	4,227
NorthStar Realty Finance Corp. REIT	400	7,308
PacWest Bancorp	100	4,650
PRA Group, Inc.*	100	5,852
Prospect Capital Corp.	400	3,772
Prosperity Bancshares, Inc.	100	5,618
Prudential PLC (United Kingdom)	334	8,076
Public Storage REIT	40	7,505
Radian Group, Inc.	200	3,410
RAIT Financial Trust REIT	500	3,695
RLJ Lodging Trust REIT	100	3,293
Ryman Hospitality Properties, Inc. REIT	13	677
Simon Property Group, Inc. REIT	61	11,029
Springleaf Holdings, Inc.*	100	3,965
Standard Chartered PLC (United Kingdom)	342	5,006
Stifel Financial Corp.*	100	4,853
Strategic Hotels & Resorts, Inc. REIT *	300	3,984
Sumitomo Mitsui Financial Group, Inc. (Japan)	222	8,368

	Number of Shares	Value

Financial (Continued)
Sunstone Hotel Investors, Inc. REIT	200	$3,202
T. Rowe Price Group, Inc.	334	27,880
U.S. Bancorp	300	13,260
UBS AG (Switzerland)*	553	9,958
UMB Financial Corp.	100	5,549
Umpqua Holdings Corp.	200	3,398
Urstadt Biddle Properties, Inc., Class A REIT	200	4,436
Visa, Inc., Class A	136	35,114
Vornado Realty Trust REIT	220	24,543
Webster Financial Corp.	100	3,147
Wells Fargo & Co.	974	53,065
Western Alliance Bancorp *	100	2,643
Westpac Banking Corp. (Australia)	422	11,688
Weyerhaeuser Co. REIT	600	21,186
Zurich Insurance Group AG (Switzerland)*	16	5,014

		886,430

Industrial — 3.4%
3M Co.	100	16,009
ABB Ltd. (Switzerland)*	315	7,072
Actuant Corp., Class A	100	2,936
Acuity Brands, Inc.	50	6,910
Airbus Group NV (France)	89	5,422
Berry Plastics Group, Inc.*	100	2,894
Boeing (The) Co.	149	20,020
Caterpillar, Inc.	128	12,877
CLARCOR, Inc.	100	6,589
Cognex Corp.*	100	4,071
Deutsche Post AG (Germany)	132	4,385
Eaton Corp. PLC (Ireland)	94	6,376
EMCOR Group, Inc.	100	4,335
Emerson Electric Co.	39	2,486
EnerSys	67	4,069
FedEx Corp.	50	8,909
Fluor Corp.	200	12,398
Generac Holdings, Inc.*	100	4,338
General Dynamics Corp.	83	12,065
General Electric Co.	1,962	51,972
Graphic Packaging Holding Co.*	400	4,980
Griffon Corp.	300	3,735
Haynes International, Inc.	100	4,489
HEICO Corp.	100	5,301
Hitachi Ltd. (Japan)	1,000	7,720
Ingersoll-Rand PLC (Ireland)	252	15,891
Koninklijke Philips NV (Netherlands)	106	3,197
Middleby (The) Corp.*	90	8,608
Mistras Group, Inc.*	200	3,418
Parker-Hannifin Corp.	200	25,806
Ply Gem Holdings, Inc.*	400	5,008
Precision Castparts Corp.	30	7,137
Quanex Building Products Corp.	200	3,956
Rofin-Sinar Technologies, Inc.*	200	5,384
Rolls-Royce Holdings PLC (United Kingdom)*	250	3,290
Sanmina Corp.*	100	2,460
Schneider Electric SE (France)	76	6,199

See Notes to Financial Statements.	38

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers In-Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Siemens AG (Germany)	121	$14,318
SunPower Corp.*	200	5,632
Swift Transportation Co.*	200	5,814
TTM Technologies, Inc.*	700	4,732
Union Pacific Corp.	200	23,354
United Parcel Service, Inc., Class B	183	20,115
USG Corp.*	200	5,762
Vinci SA (France)	54	2,919
Woodward, Inc.	100	5,168

		400,526

Technology — 4.0%
Acxiom Corp.*	100	1,903
Amkor Technology, Inc.*	300	2,007
Apple, Inc.	1,031	122,617
Applied Materials, Inc.	1,200	28,860
Aspen Technology, Inc.*	100	3,774
athenahealth, Inc.*	28	3,284
Broadcom Corp., Class A	500	21,565
Brooks Automation, Inc.	400	4,684
Canon, Inc. (Japan)	200	6,404
Computer Programs & Systems, Inc.	100	5,874
Convergys Corp.	100	2,085
Dealertrack Technologies, Inc.*	100	4,716
EMC Corp.	314	9,530
Engility Holdings, Inc.*	100	4,205
Entegris, Inc.*	100	1,347
Fidelity National Information Services, Inc.	348	21,294
Hewlett-Packard Co.	300	11,718
Infoblox, Inc.*	300	5,400
Intel Corp.	729	27,155
International Business Machines Corp.	200	32,434
International Rectifier Corp.*	100	3,988
Intersil Corp., Class A	100	1,311
MAXIMUS, Inc.	100	5,239
Mentor Graphics Corp.	100	2,221
Microsemi Corp.*	134	3,645
Microsoft Corp.	1,466	70,090
Oracle Corp.	835	35,412
PTC, Inc.*	130	5,079
SAP SE (Germany)	125	8,810
SS&C Technologies Holdings, Inc.	100	5,055
SunEdison, Inc.*	300	6,495
Ultimate Software Group (The), Inc.*	29	4,270

		472,471

Utilities — 0.7%
Chesapeake Utilities Corp.	150	6,740
Cleco Corp.	100	5,373
Dominion Resources, Inc.	100	7,255
Duke Energy Corp.	100	8,090
Dynegy, Inc.*	100	3,315
E.ON SE (Germany)	263	4,662
Enel S.p.A. (Italy)	941	4,540
GDF Suez (France)	196	4,829
National Grid PLC (United Kingdom)	479	6,958
NRG Yield, Inc., Class A	100	4,739

	Number of Shares	Value

Utilities (Continued)
PG&E Corp.	500	$25,250

		81,751

TOTAL COMMON STOCKS (Cost $2,943,507)		3,838,305

PREFERRED STOCKS — 0.0%
Consumer, Cyclical — 0.0%
Volkswagen AG (Germany)	21	4,836

Industrial — 0.0%
Rolls-Royce Holdings PLC, Class C (United Kingdom)*	22,500	35

TOTAL PREFERRED STOCKS (Cost $4,527)		4,871

RIGHTS — 0.0%
Communications — 0.0%
Leap Wireless International, Inc. CVR * (Cost $244)	100	244

	Principal Amount	Value

CORPORATE BONDS — 29.1%
Basic Materials — 0.8%
Eastman Chemical Co. 3.00%, 12/15/15	$35,000	$35,813
PPG Industries, Inc. 1.90%, 1/15/16	54,000	54,667

		90,480

Communications — 1.5%
AT&T, Inc. 0.90%, 2/12/16	21,000	20,988
Cisco Systems, Inc. 5.50%, 2/22/16	75,000	79,550
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, 3/01/16	52,000	53,661
Telefonica Emisiones S.A.U. (Spain) 3.992%, 2/16/16	26,000	26,934

		181,133

Consumer, Cyclical — 0.5%
Home Depot (The), Inc. 5.40%, 3/01/16	50,000	53,001

Consumer, Non-cyclical — 2.0%
Anheuser-Busch InBev Finance, Inc. (Belgium) 0.80%, 1/15/16	54,000	54,181
Bunge Ltd. Finance Corp. 4.10%, 3/15/16	52,000	53,922
Coca-Cola (The) Co. 1.50%, 11/15/15	54,000	54,620
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	77,000	80,254

		242,977

See Notes to Financial Statements.	39

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers In-Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Principal Amount	Value

Energy — 1.1%
BP Capital Markets PLC (United Kingdom) 3.20%, 3/11/16	$52,000	$53,584
Occidental Petroleum Corp. 2.50%, 2/01/16	79,000	80,611

		134,195

Financial — 17.0%
American Express Credit Corp., MTN 1.75%, 6/12/15	54,000	54,380
Bank of America Corp., MTN 1.25%, 1/11/16	54,000	54,229
BB&T Corp. 5.20%, 12/23/15	77,000	80,522
BNP Paribas SA, MTN (France) 3.60%, 2/23/16	78,000	80,627
Canadian Imperial Bank of Commerce (Canada) 2.35%, 12/11/15	80,000	81,513
Citigroup, Inc. 4.75%, 5/19/15	94,000	95,812
4.587%, 12/15/15	62,000	64,324
Deutsche Bank AG (Germany) 3.25%, 1/11/16 (a)	53,000	54,451
Fifth Third Bancorp 3.625%, 1/25/16	52,000	53,635
General Electric Capital Corp. 2.25%, 11/09/15	283,000	287,918
Goldman Sachs Group (The), Inc. 3.625%, 2/07/16	245,000	252,720
JPMorgan Chase & Co. 2.60%, 1/15/16	106,000	108,296
KFW (Germany) 2.625%, 2/16/16	13,000	13,372
MetLife, Inc. 5.00%, 6/15/15	142,000	145,335
Morgan Stanley 1.75%, 2/25/16	27,000	27,287
National Australia Bank Ltd. (Australia) 1.60%, 8/07/15	54,000	54,458
PNC Funding Corp. 5.25%, 11/15/15	127,000	132,179
Royal Bank of Scotland PLC (The) (United Kingdom) 4.375%, 3/16/16	51,000	53,190
Simon Property Group LP 5.10%, 6/15/15	105,000	107,594
State Street Corp. 2.875%, 3/07/16	52,000	53,505
Westpac Banking Corp. (Australia) 3.00%, 12/09/15	158,000	162,097

		2,017,444

Government — 1.1%
Corp. Andina de Fomento (Supranational) 3.75%, 1/15/16	26,000	26,933

	Principal Amount	Value

Government (Continued)
Inter-American Development Bank (Supranational) 2.25%, 7/15/15	$107,000	$108,331

		135,264

Industrial — 1.3%
Ryder System, Inc., MTN 3.60%, 3/01/16	26,000	26,857
Thermo Fisher Scientific, Inc. 3.20%, 3/01/16	104,000	106,981
United Technologies Corp. 4.875%, 5/01/15	18,000	18,340

		152,178

Technology — 1.1%
Oracle Corp. 5.25%, 1/15/16	102,000	107,473
Texas Instruments, Inc. 0.45%, 8/03/15	27,000	27,029

		134,502

Utilities — 2.7%
Alabama Power Co. 0.55%, 10/15/15	55,000	55,067
Constellation Energy Group, Inc. 4.55%, 6/15/15	50,000	51,015
Dominion Resources, Inc., Series C 5.15%, 7/15/15	156,000	160,496
LG&E and KU Energy LLC 2.125%, 11/15/15	27,000	27,266
NextEra Energy Capital Holdings, Inc. 2.60%, 9/01/15	27,000	27,401

		321,245

TOTAL CORPORATE BONDS (Cost $3,463,573)		3,462,419

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS — 37.1%
Federal National Mortgage Association — 0.6%
5.00%, 4/15/15	70,000	71,267

United States Treasury Bonds/Notes — 36.5%
4.00%, 2/15/15	603,000	607,935
2.50%, 3/31/15	786,000	792,309
2.50%, 4/30/15	377,000	380,888
4.125%, 5/15/15	1,084,000	1,104,324
0.25%, 5/31/15	88,000	88,103
2.125%, 5/31/15	198,000	200,057
1.75%, 7/31/15	379,000	383,175
4.25%, 8/15/15	98,000	100,879
1.25%, 9/30/15	397,000	400,753
4.50%, 11/15/15	35,000	36,449
0.375%, 1/15/16	64,000	64,145
1.00%, 8/31/16	80,000	80,862

See Notes to Financial Statements.	40

db-X Exchange-Traded Funds Inc.

Schedule of investments

Deutsche X-trackers In-Target Date ETF (Continued)

November 30, 2014 (Unaudited)

	Principal Amount	Value

United States Treasury Bonds/Notes (Continued)
0.625%, 12/15/16	$106,000	$106,257

		4,346,136

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,414,977)		4,417,403

SOVEREIGN BOND — 0.9%
Poland Government International Bond (Poland) 3.875%, 7/16/15 (Cost $107,369)	105,000	107,468

TOTAL INVESTMENTS — 99.4% (Cost $10,934,197)		$11,830,710
Other assets less liabilities — 0.6%		67,667

NET ASSETS — 100.0%		$11,898,377

CVR – Contingent Value Rights.

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	41

db-X Exchange-Traded Funds Inc.

Statements of assets and liabilities

November 30, 2014 (Unaudited)

	Deutsche X-trackers 2010 Target Date ETF	Deutsche X-trackers 2020 Target Date ETF	Deutsche X-trackers 2030 Target Date ETF
Assets
Investments in non-affiliated securities at fair value	$10,159,613	$28,490,947	$41,543,246
Investments in affiliated securities at fair value (See Note 5)	55,683	86,764	47,392
Cash	14,926	72,929	78,171
Foreign currency at value	4,013	23,654	37,582
Due from investment advisor	7,050	11,522	13,932
Receivables:
Interest and dividends	61,730	125,051	179,202
Foreign tax reclaim	830	22,205	33,387
Capital shares	—	—	17,797
Prepaid expenses	2,390	2,802	2,671

Total Assets	$10,306,235	$28,835,874	$41,953,380

Liabilities
Payables:
Investment securities purchased	$—	$30,029	$47,487
Investment advisory fees	5,468	15,263	20,378
Accrued expenses and other liabilities	31,710	63,014	75,360

Total Liabilities	37,178	108,306	143,225

Net Assets	$10,269,057	$28,727,568	$41,810,155

Net Assets Consist of
Paid-in capital	$11,140,420	$27,668,641	$37,781,034
Undistributed net investment income	28,319	231,955	759,471
Accumulated net realized gain (loss)	(1,387,611)	(2,029,217)	(2,085,150)
Net unrealized appreciation (depreciation)	487,929	2,856,189	5,354,800

Net Assets	$10,269,057	$28,727,568	$41,810,155

Number of Common Shares outstanding	400,800	1,000,800	1,400,800

Net Assets Value	$25.62	$28.70	$29.85

Investments in non-affiliated securities at cost	$9,669,412	$25,601,246	$36,147,932

Investments in affiliated securities at cost	$57,712	$117,352	$83,664

Foreign currency at cost	$4,143	$24,687	$38,791

See Notes to Financial Statements.	42

db-X Exchange-Traded Funds Inc.

Statements of assets and liabilities (Continued)

November 30, 2014 (Unaudited)

	Deutsche X-trackers 2040 Target Date ETF	Deutsche X-trackers In-Target Date ETF
Assets
Investments in non-affiliated securities at fair value	$36,303,936	$11,770,082
Investments in affiliated securities at fair value (See Note 5)	50,236	60,628
Cash	59,113	19,827
Foreign currency at value	35,658	9,593
Due from investment advisor	13,224	7,442
Receivables:
Interest and dividends	96,396	65,934
Foreign tax reclaim	38,716	2,689
Capital shares	—	—
Prepaid expenses	3,025	2,416

Total Assets	$36,600,304	$11,938,611

Liabilities
Payables:
Investment securities purchased	$50,582	$—
Investment advisory fees	19,245	6,334
Accrued expenses and other liabilities	69,472	33,900

Total Liabilities	139,299	40,234

Net Assets	$36,461,005	$11,898,377

Net Assets Consist of
Paid-in capital	$32,518,756	$10,623,093
Undistributed net investment income	643,150	50,899
Accumulated net realized gain (loss)	(3,590,414)	328,531
Net unrealized appreciation (depreciation)	6,889,513	895,854

Net Assets	$36,461,005	$11,898,377

Number of Common Shares outstanding	1,200,800	400,800

Net Assets Value	$30.36	$29.69

Investments in non-affiliated securities at cost	$29,359,154	$10,871,000

Investments in affiliated securities at cost	$100,628	$63,197

Foreign currency at cost	$36,992	$10,018

See Notes to Financial Statements.	43

db-X Exchange-Traded Funds Inc.

Statements of operations

For the Six Months Ended November 30, 2014 (Unaudited)

	Deutsche X-trackers 2010 Target Date ETF	Deutsche X-trackers 2020 Target Date ETF	Deutsche X-trackers 2030 Target Date ETF
Investment Income
Unaffiliated interest income	$15,034	$37,922	$194,758
Unaffiliated dividend income*	25,608	136,921	265,598
Affiliated interest income	582	769	—

Total Investment Income	41,224	175,612	460,356

Expenses
Advisory fees	33,223	92,397	117,978
Audit and tax fees	11,652	11,652	11,652
Insurance	9,124	9,124	9,124
Directors	6,991	19,253	27,245
Listing fees	6,689	6,689	6,689
Printing	5,202	14,429	19,455
Legal fees	3,104	8,610	11,602
Other	172	172	172

Total Expenses	76,157	162,326	203,917
Less fees waived and expenses reimbursed: (See Note 3)	(42,762)	(69,756)	(85,767)

Net Expenses	33,395	92,570	118,150

Net Investment Income	7,829	83,042	342,206

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	106,241	1,014,756	1,137,073
Foreign currency related transactions	(232)	(1,129)	(1,730)

Net realized gain	106,009	1,013,627	1,135,343
Net change in unrealized appreciation (depreciation) on:
Investments	(24,930)	(570,454)	21,600
Foreign currency translations	(339)	(4,001)	(5,582)

Net change in unrealized appreciation (depreciation)	(25,269)	(574,455)	16,018

Net realized and unrealized gain on investments and foreign currency transactions	80,740	439,172	1,151,361

Net Increase in Net Assets from Operations	$88,569	$522,214	$1,493,567

* Unaffiliated foreign tax withheld	$980	$6,929	$8,913

See Notes to Financial Statements.	44

db-X Exchange-Traded Funds Inc.

Statements of operations (Continued)

For the Six Months Ended November 30, 2014 (Unaudited)

	Deutsche X-trackers 2040 Target Date ETF	Deutsche X-trackers In-Target Date ETF
Investment Income
Unaffiliated interest income	$51,324	$15,242
Unaffiliated dividend income*	327,155	37,992
Affiliated interest income	—	617

Total Investment Income	378,479	53,851

Expenses
Advisory fees	115,357	38,448
Audit and tax fees	11,652	11,652
Insurance	9,124	9,124
Directors	23,683	8,059
Listing fees	6,689	6,689
Printing	17,930	6,012
Legal fees	10,700	3,588
Other	172	172

Total Expenses	195,307	83,744
Less fees waived and expenses reimbursed: (See Note 3)	(79,778)	(45,124)

Net Expenses	115,529	38,620

Net Investment Income	262,950	15,231

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,663,423	288,284
Foreign currency related transactions	(2,154)	(353)

Net realized gain	1,661,269	287,931
Net change in unrealized appreciation (depreciation) on:
Investments	(462,486)	(166,017)
Foreign currency translations	(6,337)	(775)

Net change in unrealized appreciation (depreciation)	(468,823)	(166,792)

Net realized and unrealized gain on investments and foreign currency transactions	1,192,446	121,139

Net Increase in Net Assets from Operations	$1,455,396	$136,370

* Unaffiliated foreign tax withheld	$9,655	$1,132

See Notes to Financial Statements.	45

db-X Exchange-Traded Funds Inc.

Statements of changes in net assets

	Deutsche X-trackers 2010 Target Date ETF		Deutsche X-trackers 2020 Target Date ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,829	$40,831	$83,042	$275,112
Net realized gain	106,009	159,716	1,013,627	1,899,246
Net change in unrealized appreciation (depreciation)	(25,269)	176,423	(574,455)	371,167

Net increase resulting from operations	88,569	376,970	522,214	2,545,525

Distributions to Shareholders from
Net investment income	—	(28,553)	—	(248,749)
Net realized gain	—	—	—	—

Total distributions	—	(28,553)	—	(248,749)

Fund Shares Transactions
Proceeds from shares sold	—	—	—	—
Value of shares redeemed	—	—	—	(5,188,581)

Net increase (decrease) in net assets resulting from fund share transactions	—	—	—	(5,188,581)

Total increase (decrease) in Net Assets	88,569	348,417	522,214	(2,891,805)

Net Assets
Beginning of period	10,180,488	9,832,071	28,205,354	31,097,159

End of period	$10,269,057	$10,180,488	$28,727,568	$28,205,354

Undistributed net investment income	$28,319	$20,490	$231,955	$148,913

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,800	400,800	1,000,800	1,200,800
Shares sold	—	—	—	—
Shares redeemed	—	—	—	(200,000)

Shares outstanding, end of period	400,800	400,800	1,000,800	1,000,800

See Notes to Financial Statements.	46

db-X Exchange-Traded Funds Inc.

Statements of changes in net assets (Continued)

	Deutsche X-trackers 2030 Target Date ETF		Deutsche X-trackers 2040 Target Date ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$342,206	$796,728	$262,950	$661,564
Net realized gain	1,135,343	2,305,317	1,661,269	1,876,800
Net change in unrealized appreciation (depreciation)	16,018	1,974,031	(468,823)	2,887,667

Net increase resulting from operations	1,493,567	5,076,076	1,455,396	5,426,031

Distributions to Shareholders from
Net investment income	—	(620,525)	—	(482,157)
Net realized gain	—	—	—	—

Total distributions	—	(620,525)	—	(482,157)

Fund Shares Transactions
Proceeds from shares sold	5,896,973	10,760,274	—	—
Value of shares redeemed	(5,813,743)	(5,246,577)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	83,230	5,513,697	—	—

Total increase (decrease) in Net Assets	1,576,797	9,969,248	1,455,396	4,943,874

Net Assets
Beginning of period	40,233,358	30,264,110	35,005,609	30,061,735

End of period	$41,810,155	$40,233,358	$36,461,005	$35,005,609

Undistributed net investment income	$759,471	$417,265	$643,150	$380,200

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,400,800	1,200,800	1,200,800	1,200,800
Shares sold	200,000	400,000	—	—
Shares redeemed	(200,000)	(200,000)	—	—

Shares outstanding, end of period	1,400,800	1,400,800	1,200,800	1,200,800

See Notes to Financial Statements.	47

db-X Exchange-Traded Funds Inc.

Statements of changes in net assets (Continued)

	Deutsche X-trackers In-Target Date ETF
	For the Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$15,231	$65,058
Net realized gain	287,931	310,289
Net change in unrealized appreciation (depreciation)	(166,792)	304,919

Net increase resulting from operations	136,370	680,266

Distributions to Shareholders from
Net investment income	—	(51,246)
Net realized gain	—	(53,935)

Total distributions	—	(105,181)

Fund Shares Transactions
Proceeds from shares sold	—	—
Value of shares redeemed	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	—

Total increase (decrease) in Net Assets	136,370	575,085

Net Assets
Beginning of period	11,762,007	11,186,922

End of period	$11,898,377	$11,762,007

Undistributed net investment income	$50,899	$35,668

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,800	400,800
Shares sold	—	—
Shares redeemed	—	—

Shares outstanding, end of period	400,800	400,800

See Notes to Financial Statements.	48

db-X Exchange-Traded Funds Inc.

Financial highlights

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2014 (Unaudited)
Deutsche X-trackers 2010 Target Date ETF			Year Ended May 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$25.40		$24.53	$23.59	$23.98	$23.24	$22.09

Income from Investment Operations:
Net investment income*	0.02		0.10	0.06	0.16	0.37	0.55
Net realized and unrealized gain (loss)	0.20		0.84	0.98	(0.35)	0.99	1.11
Contributions from advisor	—		—	—	—	0.04	—

Net increase (decrease) in net asset value from operations	0.22		0.94	1.04	(0.19)	1.40	1.66

Distributions paid to shareholders from:
Net investment income	—		(0.07)	(0.10)	(0.20)	(0.66)	(0.51)
Net realized capital gains	—		—	—	—	—	—

Total distributions	—		(0.07)	(0.10)	(0.20)	(0.66)	(0.51)

Net Asset Value, end of period	$25.62		$25.40	$24.53	$23.59	$23.98	$23.24

Total Return**	0.87%		3.84%	4.41%	(0.79)%	6.09%	7.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$10,269		$10,180	$9,832	$9,454	$14,408	$18,610
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.49	%†	1.48%	1.53%	1.39%	1.70%	2.10%
Net investment income	0.15	%†	0.41%	0.27%	0.67%	1.56%	2.32%
Portfolio turnover rate††	45%		85%	86%	65%	58%	51%

	For the Six Months Ended November 30, 2014 (Unaudited)
Deutsche X-trackers 2020 Target Date ETF			Year Ended May 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$28.18		$25.90	$22.79	$24.00	$20.69	$18.56

Income from Investment Operations:
Net investment income*	0.08		0.27	0.26	0.28	0.44	0.51
Net realized and unrealized gain (loss)	0.44		2.26	3.15	(1.12)	3.39	2.10
Contributions from advisor	—		—	—	—	0.01	—

Net increase (decrease) in net asset value from operations	0.52		2.53	3.41	(0.84)	3.84	2.61

Distributions paid to shareholders from:
Net investment income	—		(0.25)	(0.30)	(0.37)	(0.53)	(0.48)
Net realized capital gains	—		—	—	—	—	—

Total distributions	—		(0.25)	(0.30)	(0.37)	(0.53)	(0.48)

Net Asset Value, end of period	$28.70		$28.18	$25.90	$22.79	$24.00	$20.69

Total Return**	1.85%		9.79%	15.04%	(3.49)%	18.71%	13.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$28,728		$28,205	$31,097	$31,918	$38,412	$41,405
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.14	%†	1.15%	1.15%	1.16%	1.42%	1.90%
Net investment income	0.58	%†	0.99%	1.08%	1.20%	1.97%	2.43%
Portfolio turnover rate††	35%		49%	52%	55%	49%	37%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	49

db-X Exchange-Traded Funds Inc.

Financial highlights (Continued)

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2014 (Unaudited)
Deutsche X-trackers 2030 Target Date ETF			Year Ended May 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$28.72		$25.20	$21.30	$22.06	$18.18	$16.07

Income from Investment Operations:
Net investment income*	0.27		0.63	0.49	0.46	0.39	0.37
Net realized and unrealized gain (loss)	0.86		3.41	3.93	(0.74)	3.90	2.07
Contributions from advisor	—		—	—	—	0.00 (a)	—

Net increase (decrease) in net asset value from operations	1.13		4.04	4.42	(0.28)	4.29	2.44

Net investment income	—		(0.52)	(0.52)	(0.48)	(0.41)	(0.33)
Net realized capital gains	—		—	—	—	—	—

Total distributions	—		(0.52)	(0.52)	(0.48)	(0.41)	(0.33)

Net Asset Value, end of period	$29.85		$28.72	$25.20	$21.30	$22.06	$18.18

Total Return**	3.93%		16.14%	20.94%	(1.17)%	23.74%	15.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$41,810		$40,233	$30,264	$29,834	$35,307	$32,740
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.12	%†	1.10%	1.16%	1.18%	1.43%	1.95%
Net investment income	1.89	%†	2.34%	2.11%	2.17%	1.93%	2.01%
Portfolio turnover rate††	37%		36%	46%	40%	39%	42%

	For the Six Months Ended November 30, 2014 (Unaudited)
Deutsche X-trackers 2040 Target Date ETF			Year Ended May 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$29.15		$25.03	$20.24	$21.69	$17.48	$15.35

Income from Investment Operations:
Net investment income*	0.22		0.55	0.43	0.37	0.32	0.32
Net realized and unrealized gain (loss)	0.99		3.97	4.85	(1.44)	4.25	2.08

Net increase (decrease) in net asset value from operations	1.21		4.52	5.28	(1.07)	4.57	2.40

Distributions paid to shareholders from:
Net investment income	—		(0.40)	(0.49)	(0.38)	(0.36)	(0.27)
Net realized capital gains	—		—	—	—	—	—

Total distributions	—		(0.40)	(0.49)	(0.38)	(0.36)	(0.27)

Net Asset Value, end of period	$30.36		$29.15	$25.03	$20.24	$21.69	$17.48

Total Return**	4.15%		18.15%	26.35%	(4.86)%	26.32%	15.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$36,461		$35,006	$30,062	$28,358	$34,723	$31,477
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.10	%†	1.11%	1.17%	1.20%	1.43%	1.97%
Net investment income	1.48	%†	2.03%	1.88%	1.84%	1.64%	1.79%
Portfolio turnover rate††	28%		31%	34%	34%	35%	38%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01.

See Notes to Financial Statements.	50

db-X Exchange-Traded Funds Inc.

Financial highlights (Continued)

For a Share outstanding throughout each period

	For the Six Months Ended November 30, 2014 (Unaudited)
Deutsche X-trackers In-Target Date ETF			Year Ended May 31,
			2014	2013	2012	2011	2010
Net Asset Value, beginning of period	$29.35		$27.91	$25.89	$26.54	$25.07	$24.38

Income from Investment Operations:
Net investment income*	0.04		0.16	0.14	0.16	0.25	0.33
Net realized and unrealized gain (loss)	0.30		1.54	2.02	(0.63)	1.61	0.70
Contributions from advisor	—		—	—	—	0.00 (a)	—

Net increase (decrease) in net asset value from operations	0.34		1.70	2.16	(0.47)	1.86	1.03

Distributions paid to shareholders from:
Net investment income	—		(0.13)	(0.14)	(0.18)	(0.39)	(0.34)
Net realized capital gains	—		(0.13)	—	—	—	—

Total distributions	—		(0.26)	(0.14)	(0.18)	(0.39)	(0.34)

Net Asset Value, end of period	$29.69		$29.35	$27.91	$25.89	$26.54	$25.07

Total Return**	1.16%		6.12%	8.37%	(1.77)%	7.44%	4.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$11,898		$11,762	$11,187	$10,376	$15,948	$20,074
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65	%†	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, prior to fee waiver and expense reimbursements	1.42	%†	1.41%	1.47%	1.36%	1.66%	2.06%
Net investment income	0.26	%†	0.57%	0.51%	0.59%	0.96%	1.30%
Portfolio turnover rate††	44%		79%	62%	59%	60%	42%

*	Based on average shares outstanding.
**	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01.

See Notes to Financial Statements.	51

db-X Exchange-Traded Funds Inc.

Notes to financial statements

1. Organization

db-X Exchange-Traded Funds Inc. (the “Company”) was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of November 30, 2014, there were five diversified series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds”) in operation and trading:

New Fund Name	Former Fund Name
Deutsche X-trackers 2010 Target Date ETF	db X-trackers 2010 Target Date Fund
Deutsche X-trackers 2020 Target Date ETF	db X-trackers 2020 Target Date Fund
Deutsche X-trackers 2030 Target Date ETF	db X-trackers 2030 Target Date Fund
Deutsche X-trackers 2040 Target Date ETF	db X-trackers 2040 Target Date Fund
Deutsche X-trackers In-Target Date ETF	db X-trackers In-Target Date Fund

DBX Strategic Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes: international equities, domestic equities, and fixed income, which includes cash, cash equivalents or short-term money market instruments. Short-term instruments include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the Funds are:

Fund	Underlying Index
Deutsche X-trackers 2010 Target Date ETF	Zacks 2010 Lifecycle Index
Deutsche X-trackers 2020 Target Date ETF	Zacks 2020 Lifecycle Index
Deutsche X-trackers 2030 Target Date ETF	Zacks 2030 Lifecycle Index
Deutsche X-trackers 2040 Target Date ETF	Zacks 2040 Lifecycle Index
Deutsche X-trackers In-Target Date ETF	Zacks In-Target Lifecycle Index

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

db-X Exchange-Traded Funds Inc.

Notes to financial statements (Continued)

Pursuant to the Company’s organizational documents, the Company’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Company enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The director’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Company expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Cash    Cash consists of cash held at banks and are on deposit with major financial institutions.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

db-X Exchange-Traded Funds Inc.

Notes to financial statements (Continued)

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of November 30, 2014 (see the Schedule of Investments for security categories). For the six months ended November 30, 2014, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2014
Deutsche X-trackers 2010 Target Date ETF
Investment in Securities
Common Stocks	$2,697,150	$—	$—	$2,697,150
Preferred Stocks	3,480	—	—	3,480
Rights	—	—	732	732
Corporate Bonds	—	3,246,646	—	3,246,646
United States Government & Agency Obligations	—	4,165,961	—	4,165,961
Sovereign Bonds	—	101,327	—	101,327

Total Investments	$2,700,630	$7,513,934	$732	$10,215,296

Deutsche X-trackers 2020 Target Date ETF
Investment in Securities
Common Stocks	$13,862,744	$—	$—	$13,862,744
Preferred Stocks	17,877	—	—	17,877
Rights	—	—	1,532	1,532
Corporate Bonds	—	5,915,056	—	5,915,056
United States Government & Agency Obligations	—	8,694,528	—	8,694,528
Sovereign Bonds	—	85,974	—	85,974

Total Investments	$13,880,621	$14,695,558	$1,532	$28,577,711

Deutsche X-trackers 2030 Target Date ETF
Investment in Securities
Common Stocks	$30,390,378	$—	$—	$30,390,378
Preferred Stocks	35,720	—	—	35,720
Rights	—	—	3,501	3,501
Corporate Bonds	—	9,438,087	—	9,438,087
United States Government & Agency Obligations	—	688,934	—	688,934
Sovereign Bonds	—	1,034,018	—	1,034,018

Total Investments	$30,426,098	$11,161,039	$3,501	$41,590,638

Deutsche X-trackers 2040 Target Date ETF
Investment in Securities
Common Stocks	$33,279,120	$—	$—	$33,279,120
Preferred Stocks	38,309	—	—	38,309
Rights	—	—	3,587	3,587
Corporate Bonds	—	1,274,712	—	1,274,712
United States Government & Agency Obligations	—	1,635,197	—	1,635,197
Sovereign Bonds	—	123,247	—	123,247

Total Investments	$33,317,429	$3,033,156	$3,587	$36,354,172

Deutsche X-trackers In-Target Date ETF
Investment in Securities
Common Stocks	$3,838,305	$—	$—	$3,838,305
Preferred Stocks	4,871	—	—	4,871
Rights	—	—	244	244
Corporate Bonds	—	3,462,419	—	3,462,419
United States Government & Agency Obligations	—	4,417,403	—	4,417,403
Sovereign Bonds	—	107,468	—	107,468

Total Investments	$3,843,176	$7,987,290	$244	$11,830,710

db-X Exchange-Traded Funds Inc.

Notes to financial statements (Continued)

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the six months ended November 30, 2014, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2014, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount db-X Exchange-Traded Funds Inc.

Notes to financial statements (Continued)

actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Real Estate Investment Trusts    Each Fund periodically recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. Each Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

For the services it provides to the Funds, the Advisor receives an advisory fee computed daily and payable monthly in an amount equal to 0.65% on an annualized basis of each Fund’s average daily net assets. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Sub-Advisor, the Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operations, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisor, including, but not limited to, cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

The Advisor pays TDAM a fee based on a percentage of the average daily net assets of each Fund as set forth below:

—	10 basis points (0.10%) of the first $100 million in combined average daily net assets of all Funds; and
—	5 basis points (0.05%) of the combined average daily net assets of all Funds in excess of $100 million.

The Advisor pays TDAM a minimum annual fee of $35,000 per Fund.

The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses to 0.65% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2015. The Advisor is permitted to be reimbursed for fee db-X Exchange-Traded Funds Inc.

Notes to financial statements (Continued)

reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. No amounts were reimbursed to the Advisor by the funds under this contractual arrangement during the six months ended November 30, 2014.

The amounts subject to potential reimbursement to the Advisor as of November 30, 2014 were as follows:

	Reimbursements available through:
	5/31/2015	5/31/2016	5/31/2017
Deutsche X-trackers 2010 Target Date ETF	$187,622	$84,788	$83,224
Deutsche X-trackers 2020 Target Date ETF	333,966	155,260	139,432
Deutsche X-trackers 2030 Target Date ETF	329,744	161,871	152,758
Deutsche X-trackers 2040 Target Date ETF	308,119	150,327	150,231
Deutsche X-trackers In-Target Date ETF	194,674	88,106	87,287

For the six months ended November 30, 2014, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Advisory Fees Waived by DBX	Fees & Expenses Assumed by DBX
Deutsche X-trackers 2010 Target Date ETF	$33,223	$9,539
Deutsche X-trackers 2020 Target Date ETF	69,756	—
Deutsche X-trackers 2030 Target Date ETF	85,767	—
Deutsche X-trackers 2040 Target Date ETF	79,778	—
Deutsche X-trackers In-Target Date ETF	38,448	6,676

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three are Independent Directors. The Company pays each Independent Director an annual fee, plus a fee per meeting attended in-person or telephonically. Each Independent Director also receives a fee per Audit Committee meeting attended in- person or telephonically, although the Audit Committee Chairman receives a fee per Audit Committee meeting attended in-person. The Company reimburses each Director for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

4. Federal Income Taxes

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2014, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Deutsche X-trackers 2010 Target Date ETF	$9,732,878	$482,418	$599,653	$(117,235)
Deutsche X-trackers 2020 Target Date ETF	25,731,408	2,846,303	3,580,446	(734,143)
Deutsche X-trackers 2030 Target Date ETF	36,470,115	5,120,523	6,562,250	(1,441,727)
Deutsche X-trackers 2040 Target Date ETF	29,471,991	6,882,181	8,539,354	(1,657,173)
Deutsche X-trackers In-Target Date ETF	10,936,736	893,974	1,036,020	(142,046)

db-X Exchange-Traded Funds Inc.

Notes to financial statements (Continued)

At May 31, 2014, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Year of Expiration			Total Amount
	2017	2018	2019
Deutsche X-trackers 2010 Target Date ETF	$467,239	$1,020,627	$—	$1,487,866
Deutsche X-trackers 2020 Target Date ETF	—	3,030,034	—	3,030,034
Deutsche X-trackers 2030 Target Date ETF	—	2,910,271	71,703	2,981,974
Deutsche X-trackers 2040 Target Date ETF	—	4,886,949	352,525	5,239,474
Deutsche X-trackers In-Target Date ETF	—	—	—	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the six months ended November 30, 2014.

	Fair Value 05/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 11/30/14	Interest Income
Deutsche X-trackers 2010 Target Date ETF
Deutsche Bank AG (Common Stock)	$3,767	$1,406	$—	$(859)	$—	$4,314	$—
Deutsche Bank AG (Corporate Bond)	—	51,891	—	(522)	—	51,369	582
Deutsche X-trackers 2020 Target Date ETF
Deutsche Bank AG (Common Stock)	23,494	—	—	(4,537)	—	18,957	—
Deutsche Bank AG (Corporate Bond)	—	68,495	—	(688)	—	67,807	769
Deutsche X-trackers 2030 Target Date ETF
Deutsche Bank AG (Common Stock)	48,405	13,928	(6,083)	540	(9,398)	47,392	—
Deutsche X-trackers 2040 Target Date ETF
Deutsche Bank AG (Common Stock)	50,028	11,026	—	(11,018)	—	50,236	—
Deutsche X-trackers In-Target Date ETF
Deutsche Bank AG (Common Stock)	6,116	1,370	—	(1,309)	—	6,177	—
Deutsche Bank AG (Corporate Bond)	—	55,004	—	(553)	—	54,451	617

6. Investment Portfolio Transactions

For the six months ended November 30, 2014, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases		Sales
	Other	U.S. Government	Other	U.S. Government
Deutsche X-trackers 2010 Target Date ETF	$3,515,489	$123,805	$3,285,131	$1,969,946
Deutsche X-trackers 2020 Target Date ETF	5,955,360	3,755,613	5,925,427	3,974,843
Deutsche X-trackers 2030 Target Date ETF	13,187,622	199,243	18,415,358	394,074
Deutsche X-trackers 2040 Target Date ETF	9,764,245	603,327	9,776,114	309,684
Deutsche X-trackers In-Target Date ETF	3,902,377	163,135	4,016,037	2,209,279

For the six months ended November 30, 2014 the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers 2030 Target Date ETF	$5,845,836	$—

db-X Exchange-Traded Funds Inc.

Notes to financial statements (Continued)

7. Fund Share Transactions

As of November 30, 2014, there were 12.5 billion Fund shares of $0.0001 par value authorized by the Company. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

db-X Exchange-Traded Funds Inc.

Additional information (Unaudited)

Proxy Voting

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our website — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s website — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-369-4617. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

db-X Exchange-Traded Funds Inc.

Privacy policy notice (Unaudited)

DBX Strategic Advisors, LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

db-X Exchange-Traded Funds Inc.

This report is intended for the shareholders of the db-X Exchange-Traded Funds.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 877-369-4617 or visit the website www.deutsche-etfs.com. Please read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The allocation model used to calculate the Underlying Index may not maximize returns and/or minimize risks in accordance with the targeted time horizon for the Underlying Index. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

db-X Exchange-Traded Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with db-X Exchange-Traded Funds Inc. or any other affiliate, nor is it affiliated with The Bank of New York Mellon, Amerivest Investment Management, LLC, or TDAM USA Inc.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Zacks and Zacks Lifecycle index are servicemarks of Zacks Investment Research, Inc. (“Zacks”) and have been licensed for use by Deutsche Bank AG. The Fund is not sponsored, endorsed, issued, sold or promoted by Zacks. Zacks does not make any representation regarding the advisability of investing in the Funds.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Copyright © 2014 Deutsche Bank AG. All rights reserved. db-X® and Deutsche X-trackers® are registered trademarks of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

db-X Exchange-Traded Funds Inc.

Investment advisor DBX Strategic Advisors LLC 60 Wall Street New York, NY 10005	Investment sub-advisor TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-36925-1 (1/15) TDX 863 (1/16)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) db-X Exchange-Traded Funds Inc.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date February 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date February 4, 2015

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan Treasurer, Chief Financial Officer and Controller

Date February 4, 2015

*	Print the name and title of each signing officer under his or her signature.